Nuveen Exchange- Traded Funds

Providing tax-free income
to help you live your dreams

CALIFORNIA VALUE (NCA)
CALIFORNIA PERFORMANCE PLUS (NCP)
CALIFORNIA MARKET OPPORTUNITY (NCO)
CALIFORNIA INVESTMENT QUALITY (NQC)
CALIFORNIA SELECT QUALITY (NVC)
CALIFORNIA QUALITY INCOME (NUC)


SEMIANNUAL REPORT/FEBRUARY 28, 1997

Photographic image of couple walking on beach.

         CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 12  Commonly used terms
 14  Shareholder meeting report
 18  Portfolio of investments
 56  Statement of net assets
 58  Statement of operations
 60  Statement of changes in net assets
 63  Notes to financial statements
 74  Financial highlights

"These funds continue to achieve their goal of delivering attractive tax-free income."

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

Dear
shareholder

I am pleased to have this opportunity to report to you on the performance of your funds, which continue to achieve their goal of delivering attractive tax-free income from portfolios of quality municipal bonds. Because the proceeds from these bonds are used to maintain and improve California's infrastructure, your investment has several advantages: As you support the publicly funded projects that enhance the communities where you live, you benefit from the credit strength of these communities, and also receive income that is exempt from federal and state income taxes.

  As of February 28, 1997, investors in the California funds in this report were receiving annual tax-free yields on net asset value that ranged from 5.98% to 6.30%. To match these attractive yields, investors in the combined 42% federal and California income tax bracket would have had to earn at least 10.31% on taxable alternatives. These funds also generated solid total returns of between 5.18% to 6.66%, equivalent to taxable total returns of 9.87% to 11.26%. This level of performance gains added significance when viewed in the context of the 1996 bond market, which underwent a mid-year decline followed by a post-election rally to end the year slightly lower than where it began.

  Several aspects of our conservative approach to management help position these funds to perform well in changing market environments. Most of Nuveen exchange-traded funds enhance income through the prudent use of leverage, issuing short-term preferred shares to investors seeking short-term liquidity. Fund managers then invest the proceeds to buy additional long-term bonds. Shareholders of common stock earn extra income from the difference between the rates earned on the fund's long-term bond portfolio and the normally lower short-term rates paid on preferred shares. In addition, our conservative dividend policy promotes stability by setting dividends at levels that are expected to remain consistent for at least six months. In this way, Nuveen works to smooth out fluctuations in short-term rates, enabling investors to depend on their tax-free income.

  Nuveen also continues to help investors keep more of what they earn. In November 1996, we launched the Nuveen Growth and Income Stock Fund, offering prudent investors superior equity market performance with less risk than the overall stock market. This March we introduced two new balanced mutual funds, each designed to give investors the combination of performance potential and income protection that comes from a carefully assembled balance of stocks and bonds. Ask your financial adviser for more information about these equity-based mutual funds, or call us at (800) 621-7227 for a prospectus. Please read it carefully before you invest.

  In an additional move to increase the range of investment solutions available to our investors, Nuveen acquired Flagship Resources Inc., a highly regarded fixed-income mutual fund specialist that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. We recently completed the integration of our mutual fund activities, which now enables us to offer the broadest selection of municipal bond funds available in the U.S.

  We at Nuveen thank you for your continued confidence in our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 15, 1997

Answering your
questions

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year

How would you summarize 1996's bond market?

In 1996, the bond market--despite some fluctuations--was relatively stable compared with recent years. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, last year's bond market finished mostly unchanged. This was due to the late second-half rebound that reclaimed much of the territory lost in a mid-year decline. Throughout 1996, the municipal bond market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

What principal factors affected the bond market and Nuveen funds in 1996?

Following a strong start to 1996, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period.

  Throughout the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types in 1996.

  Even with relative stability in 1996, interest rates continued to play a role in bond market performance. The Federal Reserve altered interest rates only once in 1996, decreasing rates by 0.25% in January, but anticipation of further moves kept the markets restless the remainder of the year. With one rate increase already approved this year, the concern about potential changes in monetary policy continues in 1997.

  1996 also saw a general narrowing of fund discounts, with many exchange-traded funds experiencing a combination of rising share prices and lower net asset values as interest rates moved slightly upward. We believe that the current yields and prudent dividend policy offered by Nuveen funds present an attractive investment opportunity for investors who are looking for income and want to rebalance their portfolios following significant gains in the equity market.

What is the current economic outlook?

A look at the current environment shows continued economic growth characterized by low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels. Although inflation remains at the same subdued levels it has exhibited over the past six years, the strength of the current economic expansion encouraged the Federal Reserve to make a preemptive strike against inflation's potential return. It raised short-term interest rates by 0.25% at the end of March, the first increase since February 1995. While the bond market had already anticipated and discounted much of the impact of this tightening, the Federal Reserve's action set off a decline in the equity market that--in combination with the attractive yields currently available--increased interest in municipal bonds on the part of investors looking to balance their investment portfolios.

Can you briefly describe the current status of California's municipal market?

In 1996, California's economy grew at an accelerated rate that outpaced that of the nation as a whole. This strength is reflected in the state's positive revenue performance, primarily derived from income and sales taxes. Job growth has been robust, and the real estate market--both commercial and residential--appears to be recovering. For 1997-98, Governor Wilson has proposed a balanced state budget that emphasizes corporate tax reduction, educational funding, and welfare reform. Local governments, however, are still assessing the impact on existing and future bond issues of Proposition 218 (the recently passed initiative that requires voter approval of local and special taxes). If approved, additional new voter initiatives and referendums, including a proposal to require voter approval for all types of debt issued by all governmental units, could affect growth prospects. Overall, the outlook for the state's economy is favorable. California's challenge over the next decade will be to provide an environment that promotes business as well as expansive long-term growth.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.


NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC.
NCA

In general, bond calls are tapering off as many of the older securities have been replaced with newer bonds. Shareholders also received a capital gains distribution in December.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0530
      4/1/96    $0.0500
      5/1/96    $0.0500
      6/3/96    $0.0500
      7/1/96    $0.0500
      8/1/96    $0.0500
      9/3/96    $0.0500
     10/1/96    $0.0500
     11/1/96    $0.0500
     12/2/96    $0.0500                                     $0.0893
    12/31/96    $0.0500
      2/3/97    $0.0480



  FUND HIGHLIGHTS 2/28/97


   Yield                                      5.98%
   Taxable-equivalent yield                  10.31%
   Annual total return on NAV                 5.50%
   Taxable-equivalent total return            9.89%
   Share price                               $9.625
   NAV                                       $10.04

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC.
NCP

In keeping with the fund's goal of providing attractive, dependable tax-free income, common shareholders enjoyed 12 months of steady, attractive dividends.
In addition, shareholders received a capital gains distribution in December 1996.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0860
      4/1/96    $0.0860
      5/1/96    $0.0860
      6/3/96    $0.0860
      7/1/96    $0.0860
      8/1/96    $0.0860
      9/3/96    $0.0860
     10/1/96    $0.0860
     11/1/96    $0.0860
     12/2/96    $0.0860                                     $0.0192
    12/31/96    $0.0860
      2/3/97    $0.0860


  FUND HIGHLIGHTS 2/28/97


   Yield                                      6.30%
   Taxable-equivalent yield                  10.86%
   Annual total return on NAV                 5.36%
   Taxable-equivalent total return           10.23%
   Share price                              $16.375
   NAV                                       $15.58

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NCO


In keeping with the fund's goal of providing attractive, dependable tax-free income, common shareholders enjoyed 12 months of steady, attractive dividends.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0845
      4/1/96    $0.0845
      5/1/96    $0.0845
      6/3/96    $0.0845
      7/1/96    $0.0845
      8/1/96    $0.0845
      9/3/96    $0.0845
     10/1/96    $0.0845
     11/1/96    $0.0845
     12/2/96    $0.0845
    12/31/96    $0.0845
      2/3/97    $0.0845


  FUND HIGHLIGHTS 2/28/97


   Yield                                      6.19%
   Taxable-equivalent yield                  10.67%
   Annual total return on NAV                 5.18%
   Taxable-equivalent total return            9.87%
   Share price                              $16.375
   NAV                                       $15.90

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQC

Common shareholders have enjoyed nine months of stable tax-free dividends following a modest reduction in June 1996 due to bond calls. In general, bond calls are tapering off as many of the older securities have been replaced with newer bonds.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0855
      4/1/96    $0.0855
      5/1/96    $0.0855
      6/3/96    $0.0825
      7/1/96    $0.0825
      8/1/96    $0.0825
      9/3/96    $0.0825
     10/1/96    $0.0825
     11/1/96    $0.0825
     12/2/96    $0.0825
    12/31/96    $0.0825
      2/3/97    $0.0825


  FUND HIGHLIGHTS 2/28/97


   Yield                                      6.09%
   Taxable-equivalent yield                  10.50%
   Annual total return on NAV                 5.75%
   Taxable-equivalent total return           10.48%
   Share price                               $16.25
   NAV                                       $15.64

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC.
NVC

In keeping with the fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. In addition, common shareholders received a capital gains distribution in December.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0820
      4/1/96    $0.0820
      5/1/96    $0.0820
      6/1/96    $0.0820
      7/1/96    $0.0820
      8/1/96    $0.0820
      9/1/96    $0.0820
     10/1/96    $0.0820
     11/1/96    $0.0820
     12/2/96    $0.0820                                     $0.0562
    12/31/96    $0.0820
      2/3/97    $0.0820


  FUND HIGHLIGHTS 2/28/97


   Yield                                      6.30%
   Taxable-equivalent yield                  10.86%
   Annual total return on NAV                 5.63%
   Taxable-equivalent total return           10.32%
   Share price                              $15.625
   NAV                                       $15.44

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC.
NUC

The fund's monthly tax-free dividend was increased during the 12 months ended
February 28, 1997. Common shareholders continue to benefit from the fund's leveraged structure. In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0800
      4/1/96    $0.0800
      5/1/96    $0.0800
      6/1/96    $0.0800
      7/1/96    $0.0800
      8/1/96    $0.0800
      9/1/96    $0.0800
     10/1/96    $0.0800
     11/1/96    $0.0815
     12/2/96    $0.0815
    12/31/96    $0.0815
      2/3/97    $0.0815


  FUND HIGHLIGHTS 2/28/97


   Yield                                      6.21%
   Taxable-equivalent yield                  10.71%
   Annual total return on NAV                 6.66%
   Taxable-equivalent total return           11.26%
   Share price                               $15.75
   NAV                                       $15.67

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, February 28, 1997) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given federal and state income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annual ized yield on share price. In this report, the combined tax rate is assumed to be 42% for California shareholders, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares (if applicable), divided by the total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.


Each Fund intends to repurchase shares of its own common or preferred stock (if applicable) in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 6-month period ended February 28, 1997. Any future repurchases will be reported to shareholders in the next annual or semiannual report.


SHAREHOLDER MEETING REPORT


On November 21, 1996, the following Nuveen Exchange-Traded Funds held an Annual
Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Anthony T. Dean, Anne E. Impellizzeri, Peter R. Sawers, Margaret K. Rosenheim, and Timothy R. Schwertfeger.


                                             NCA

                                            Common
                                            Shares
-------------------------------------------------------


APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                                          --
   Withhold                                     --
                                          ----------
     Total                                      --
                                          ==========
Anthony T. Dean
   For                                    22,232,433
   Withhold                                  341,084
                                          ----------
     Total                                22,573,517
                                          ==========
Anne E. Impellizzeri
   For                                    22,226,193
   Withhold                                  347,324
                                          ----------
     Total                                22,573,517
                                          ==========
Peter R. Sawers
   For                                          --
   Withhold                                     --
                                          ----------
     Total                                      --
                                          ==========
Margaret K. Rosenheim
   For                                          --
   Withhold                                     --
                                          ----------
     Total                                      --
                                          ==========
Timothy R. Schwertfeger
   For                                          --
   Withhold                                     --
                                          ----------
     Total                                      --
                                          ==========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                    22,041,902
   Against                                   119,079
   Abstain                                   412,536
                                          ----------
     Total                                22,573,517
                                          ==========


                                                           NCP                                        NCO

                                                        Preferred         Preferred                           Preferred
                                        Common           Shares            Shares            Common            Shares
                                        Shares           Series-T          Series-F          Shares            Series-W
-------------------------------------------------------------------------------------------------------------------------


APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                                11,220,219             1,774             1,740         7,111,382             2,175
   Withhold                              172,355              --                   3            80,188              --
                                      ----------        ----------        ----------        ----------        ----------
     Total                            11,392,574             1,774             1,743         7,191,570             2,175
                                      ==========        ==========        ==========        ==========        ==========
Anthony T. Dean
   For                                11,220,019             1,774             1,740         7,122,766             2,175
   Withhold                              172,555              --                   3            68,804              --
                                      ----------        ----------        ----------        ----------        ----------
     Total                            11,392,574             1,774             1,743         7,191,570             2,175
                                      ==========        ==========        ==========        ==========        ==========
Anne E. Impellizzeri
   For                                11,219,619             1,774             1,740         7,118,166             2,175
   Withhold                              172,955              --                   3            73,404              --
                                      ----------        ----------        ----------        ----------        ----------
     Total                            11,392,574             1,774             1,743         7,191,570             2,175
                                      ==========        ==========        ==========        ==========        ==========
Peter R. Sawers
   For                                11,221,519             1,774             1,740         7,121,366             2,175
   Withhold                              171,055              --                   3            70,204              --
                                      ----------        ----------        ----------        ----------        ----------
     Total                            11,392,574             1,774             1,743         7,191,570             2,175
                                      ==========        ==========        ==========        ==========        ==========
Margaret K. Rosenheim
   For                                      --               1,774             1,738              --               2,175
   Withhold                                 --                --                   5              --                --
                                      ----------        ----------        ----------        ----------        ----------
     Total                                  --               1,774             1,743              --               2,175
                                      ==========        ==========        ==========        ==========        ==========
Timothy R. Schwertfeger
   For                                      --               1,774             1,740              --               2,175
   Withhold                                 --                --                   3              --                --
                                      ----------        ----------        ----------        ----------        ----------
     Total                                  --               1,774             1,743              --               2,175
                                      ==========        ==========        ==========        ==========        ==========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                11,079,877             1,760             1,720         7,045,645             2,125
   Against                                63,945                14                 3            41,196                 6
   Abstain                               247,480              --                  20           104,724                44
                                      ----------        ----------        ----------        ----------        ----------
     Total                            11,391,302             1,774             1,743         7,191,565             2,175
                                      ==========        ==========        ==========        ==========        ==========
APPROVAL OF AMENDMENTS
TO PREFERRED STOCK WAS
REACHED AS FOLLOWS:
   For                                 6,723,772             1,656             1,617         4,016,373             1,943
   Against                               110,137                19                26            51,232                42
   Abstain                               509,160                99               100           261,922               190
   Broker Non-Vote                     4,049,505              --                --           2,862,043              --
                                      ----------        ----------        ----------        ----------        ----------
     Total                            11,392,574             1,774             1,743         7,191,570             2,175
                                      ==========        ==========        ==========        ==========        ==========


                                                 NQC                                           NVC

                                                        Preferred                            Preferred       Preferred
                                        Common           Shares              Common          Shares          Shares
                                        Shares           Series-M            Shares          Series-T        Series-Th
--------------------------------------------------------------------------------------------------------------------------


APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                                 11,968,499             3,579        20,517,475             2,394             3,599
   Withhold                               175,698                 4           278,521                 4                 1
                                       ----------        ----------        ----------        ----------        ----------
     Total                             12,144,197             3,583        20,795,996             2,398             3,600
                                       ==========        ==========        ==========        ==========        ==========
Anthony T. Dean
   For                                 11,972,159             3,579        20,517,421             2,394             3,599
   Withhold                               172,038                 4           278,575                 4                 1
                                       ----------        ----------        ----------        ----------        ----------
     Total                             12,144,197             3,583        20,795,996             2,398             3,600
                                       ==========        ==========        ==========        ==========        ==========
Anne E. Impellizzeri
   For                                 11,973,957             3,579        20,520,428             2,394             3,599
   Withhold                               170,240                 4           275,568                 4                 1
                                       ----------        ----------        ----------        ----------        ----------
     Total                             12,144,197             3,583        20,795,996             2,398             3,600
                                       ==========        ==========        ==========        ==========        ==========
Peter R. Sawers
   For                                 11,970,499             3,579        20,513,528             2,394             3,599
   Withhold                               173,698                 4           282,468                 4                 1
                                       ----------        ----------        ----------        ----------        ----------
     Total                             12,144,197             3,583        20,795,996             2,398             3,600
                                       ==========        ==========        ==========        ==========        ==========
Margaret K. Rosenheim
   For                                       --               3,579              --               2,394             3,599
   Withhold                                  --                   4              --                   4                 1
                                       ----------        ----------        ----------        ----------        ----------
     Total                                   --               3,583              --               2,398             3,600
                                       ==========        ==========        ==========        ==========        ==========
Timothy R. Schwertfeger
   For                                       --               3,579              --               2,394             3,599
   Withhold                                  --                   4              --                   4                 1
                                       ----------        ----------        ----------        ----------        ----------
     Total                                   --               3,583              --               2,398             3,600
                                       ==========        ==========        ==========        ==========        ==========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                 11,809,101             3,564        20,297,177             2,393             3,581
   Against                                 72,756                 3            98,512              --                   3
   Abstain                                262,340                16           400,307                 5                16
                                       ----------        ----------        ----------        ----------        ----------
     Total                             12,144,197             3,583        20,795,996             2,398             3,600
                                       ==========        ==========        ==========        ==========        ==========
APPROVAL OF AMENDMENTS
TO PREFERRED STOCK WAS
REACHED AS FOLLOWS:
   For                                  6,747,294             3,340        10,972,266             2,207             3,460
   Against                                180,571                70           253,873                79                 3
   Abstain                                475,572               173           874,405               112               137
   Broker Non-Vote                      4,740,760              --           8,695,452              --                --
                                       ----------        ----------        ----------        ----------        ----------
     Total                             12,144,197             3,583        20,795,996             2,398             3,600
                                       ==========        ==========        ==========        ==========        ==========


                                                              NUC

                                                            Preferred           Preferred
                                        Common              Shares              Shares
                                        Shares              Series-W            Series-F
------------------------------------------------------------------------------------------


APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                                 19,980,616               2,983               2,967
   Withhold                               292,667                   8                  13
                                       ----------          ----------          ----------
     Total                             20,273,283               2,991               2,980
                                       ==========          ==========          ==========
Anthony T. Dean
   For                                 19,982,566               2,983               2,967
   Withhold                               290,717                   8                  13
                                       ----------          ----------          ----------
     Total                             20,273,283               2,991               2,980
                                       ==========          ==========          ==========
Anne E. Impellizzeri
   For                                 19,979,966               2,983               2,967
   Withhold                               293,317                   8                  13
                                       ----------          ----------          ----------
     Total                             20,273,283               2,991               2,980
                                       ==========          ==========          ==========
Peter R. Sawers
   For                                 19,984,544               2,983               2,967
   Withhold                               288,739                   8                  13
                                       ----------          ----------          ----------
     Total                             20,273,283               2,991               2,980
                                       ==========          ==========          ==========
Margaret K. Rosenheim
   For                                       --                 2,983               2,967
   Withhold                                  --                     8                  13
                                       ----------          ----------          ----------
     Total                                   --                 2,991               2,980
                                       ==========          ==========          ==========
Timothy R. Schwertfeger
   For                                       --                 2,983               2,967
   Withhold                                  --                     8                  13
                                       ----------          ----------          ----------
     Total                                   --                 2,991               2,980
                                       ==========          ==========          ==========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                 19,770,006               2,981               2,949
   Against                                117,310                --                    11
   Abstain                                375,455                  10                  20
                                       ----------          ----------          ----------
     Total                             20,262,771               2,991               2,980
                                       ==========          ==========          ==========
APPROVAL OF AMENDMENTS
TO PREFERRED STOCK WAS
REACHED AS FOLLOWS:
   For                                 11,045,914               2,753               2,769
   Against                                224,832                  44                  70
   Abstain                                783,258                 194                 141
   Broker Non-Vote                      8,219,279                --                  --
                                       ----------          ----------          ----------
     Total                             20,273,283               3,991               2,980
                                       ==========          ==========          ==========


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC. (NCA)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   California Health Facilities Authority, Health Facility
                    Revenue Bonds (The Whittier Institute For Diabetes and
                    Endocrinology), Series 1988A:
     $ 1,105,000    8.000%, 12/01/00                                         N/R     12/98 at 102     $ 1,169,422
       3,615,000    8.400%, 12/01/08                                         N/R     12/98 at 102       3,843,179
       1,000,000   California Health Facilities Financing Authority,
                    Health Facility Revenue Bonds (Health Dimensions,
                    Incorporated), 1990 Series A, 7.375%, 5/01/07
                    (Pre-refunded to 5/01/00)                                Aaa      5/00 at 102       1,110,430
       1,500,000   California Health Facilities Financing Authority,
                    Revenue Bonds (St. Joseph Health System), Series
                    1991 A, 7.000%, 7/01/10 (Pre-refunded to 7/01/01)         AA      7/01 at 102       1,681,440
       8,500,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1987 Series A, 8.200%, 8/01/17             Aa      8/97 at 102       8,802,175
       1,890,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1988 Series B, 8.600%, 8/01/19
                    (Alternative Minimum Tax)                                 Aa      8/98 at 102       1,973,330
         320,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1988 Series G, 8.150%, 8/01/19
                    (Alternative Minimum Tax)                                 Aa      8/98 at 102         332,582
       1,000,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1988 Series E, 8.350%, 8/01/19
                    (Alternative Minimum Tax)                                 Aa      8/98 at 102       1,039,780
       2,090,000   California Housing Finance Agency, Housing
                    Revenue Bonds (Insured), 1988 Series A,
                    8.200%, 2/01/20 (Alternative Minimum Tax)                Aaa      8/98 at 102       2,188,126
       2,200,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1995 Series M, 6.050%, 8/01/15
                    (Alternative Minimum Tax)                                Aaa      2/06 at 102       2,235,024
       3,000,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1995 Series J, 6.000%, 8/01/17            Aaa      8/05 at 102       3,050,970
       2,765,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1994 Series F-3, 6.100%, 8/01/15
                    (Alternative Minimum Tax)                                Aaa      8/05 at 102       2,818,226
       1,500,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Pacific Gas and
                    Electric Company), 1987 Series B, 8.875%, 1/01/10
                    (Alternative Minimum Tax)                                  A     12/97 at 102       1,572,195
       5,000,000   California Pollution Control Financing Authority,
                    Fixed Rate Resource Recovery Revenue Bonds (Waste
                    Management, Inc.), 1991 Composite Series A,
                    7.150%, 2/01/11 (Alternative Minimum Tax)                 A1      2/01 at 103       5,411,250
         685,000   California Rural Home Mortgage Finance Authority,
                    Single Family Mortgage Revenue Bonds (Mortgage-
                    Backed Securities Program), 1993 Issue A, Series 2,
                    7.950%, 12/01/24 (Alternative Minimum Tax)               Aaa     No Opt. Call         784,805


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,000,000   California Statewide Communities Development
                    Authority, Series A, Certificates of Participation,
                    Pacific Homes, 6.000%, 4/01/17                             A      4/03 at 102     $ 5,052,300
       8,000,000   Department of Veterans Affairs of the State of
                    California, Home Purchase Revenue Bonds,
                    1988 Series A, 8.300%, 8/01/19 (Alternative
                    Minimum Tax)                                              Aa      8/98 at 102       8,322,880
       9,000,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Corrections),
                    1996 Series A (California Substance Abuse
                    Treatment Facility and State Prison at Corcoran
                    (Corcoran II)), 5.250%, 1/01/21                          Aaa      1/06 at 100       8,547,840
       1,885,000   State of California, Various Purpose, General
                    Obligation Bonds, 7.000%, 8/01/08                         A1     No Opt. Call       2,214,517
                   Trust Certificates, Trustees of The California State
                    University to The California State University
                    Institute:
       1,405,000    7.000%, 6/01/07 (Pre-refunded to 12/01/00)               Aaa 12/00 at 101 7/8       1,568,359
       1,725,000    7.200%, 6/01/10 (Pre-refunded to 12/01/00)               Aaa 12/00 at 101 7/8       1,936,951
       2,100,000   ABAQ Finance Authority for Nonprofit Corporations,
                    1991, Certificates of Participation (United Way of
                    Santa Clara County Project), 7.200%, 7/01/11             Aa2      7/01 at 102       2,284,065
       3,000,000   Certificates of Participation (1991 Financing Project),
                    County of Alameda, California, Alameda County
                    Public Facilities Corporation, 6.000%, 9/01/21           Aaa      9/06 at 102       3,111,210
       5,000,000   City of Arcadia, California, Hospital Revenue Bonds
                    (Methodist Hospital of Southern California), Series
                    1987, 7.875%, 8/01/10                                      A      8/97 at 102       5,187,900
       1,000,000   City of Arcadia, California, Hospital Revenue Bonds
                    (Methodist Hospital of Southern California), Series
                    1992, 6.500%, 11/15/12                                     A     11/02 at 102       1,063,040
       7,085,000   Brea Public Financing Authority, Revenue Bonds,
                    1988 Series A (Agency Loan), 8.100%, 10/01/14            N/R      4/97 at 102       7,233,431
       2,750,000   Campbell Union School District, Santa Clara County,
                    California, 1994 General Obligation Bonds, Series A,
                    6.250%, 8/01/19                                          Aaa      8/04 at 102       2,936,450
       5,000,000   Castaic Lake Water Agency (California), Refunding
                    Revenue, Certificates of Participation (Water System
                    Improvement Projects), Series 1994A,
                    6.300%, 8/01/20                                          Aaa      8/04 at 102       5,365,000
       4,000,000   Chino Unified School District, Certificates of
                    Participation (1995 Master Lease Program),
                    6.000%, 9/01/20                                          Aaa      9/05 at 102       4,124,160


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   Town of Colma, Refunding Improvement Bonds,
                    Series 1986-A (Colma Local Improvement District
                    No. 1 Reassessment Project):
      $  870,000    8.125%, 9/02/03                                          N/R      9/97 at 103      $  906,009
       1,140,000    8.125%, 9/02/04                                          N/R      9/97 at 103       1,187,185
       1,240,000    8.125%, 9/02/05                                          N/R      9/97 at 103       1,288,732
         500,000   Contra Costa Water District (Contra Costa County,
                    California), Water Revenue Bonds, Series G,
                    5.750%, 10/01/14                                         Aaa     10/04 at 102         510,875
       2,000,000   Contra Costa Water Authority (Contra Costa County,
                    California), Water Treatment Revenue Refunding
                    Bonds, 1993 Series A, 5.750%, 10/01/20                   Aaa     10/02 at 102       2,005,360
       2,065,000   County of Contra Costa, California, 1988 Home
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 8.250%, 6/01/21
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       2,666,596
                   Redevelopment Agency of the City of Durarte,
                    California, Huntington Drive Phase II
                    Redevelopment Project Area, 1988 Tax Allocation
                    Bonds:
       1,170,000    7.900%, 10/01/02                                         N/R     10/97 at 102       1,215,618
       3,745,000    8.000%, 10/01/10                                         N/R     10/97 at 102       3,870,046
       1,470,000   El Paso de Robles Redevelopment Agency (Paso
                     Robles Redevelopment Project), 1991 Tax
                    Allocation Bonds (Bank Qualified), 7.250%, 7/01/21
                    (Pre-refunded to 7/01/00)                                BBB      7/00 at 102       1,639,535
         950,000   Inglewood Public Finance Authority, 1992 Revenue
                    Bonds, Series C (In-Town, Manchester and North
                    Inglewood Industrial Park Redevelopment Projects-
                    Housing Set-Aside Loans), 7.000%, 5/01/22                 A-      5/02 at 102       1,008,881
         955,000   Inglewood Public Finance Authority, 1992 Revenue
                    Bonds, Series B (In-Town, Manchester-Prairie and
                    North Inglewood Industrial Park Redevelopment
                    Project Redevelopment Loans), 7.000%, 5/01/22            Baa      5/02 at 102       1,018,603
       2,000,000   Redevelopment Agency of The City of Long Beach,
                    California (Los Angeles County, California),
                    Downtown Redevelopment Project Tax Allocation
                    Refunding Bonds, Series 1988B, 8.300%, 11/01/10
                    (Pre-refunded to 5/01/98)                                N/R      5/98 at 102       2,142,760
       5,000,000   The Community Redevelopment Agency of the City
                    of Los Angeles, California, Central Business District
                    Redevelopment Project Tax Allocation Refunding
                    Bonds, Series G, 6.750%, 7/01/10                         BBB      7/97 at 102       5,089,700


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 8,515,000   Los Angeles Convention and Exhibition Center
                    Authority, California, Certificates of Participation,
                    Series 1985, 9.000%, 12/01/20 (Pre-refunded
                    to 12/01/05)                                             Aaa     12/05 at 100    $ 11,222,429
                   Los Angeles Convention and Exhibition Center
                    Authority, Lease Revenue Bonds, 1993 Refunding
                    Series A, The City of Los Angeles (California):
       2,500,000    5.375%, 8/15/18                                          Aaa      8/03 at 102       2,371,900
       2,000,000    5.125%, 8/15/21                                          Aaa      8/03 at 102       1,835,660
       1,100,000   Department of Water and Power of the City of Los
                    Angeles (California), Electric Plant Revenue Bonds,
                    Issue of 1990, 7.125%, 5/15/30 (Pre-refunded
                    to 5/15/00)                                               Aa      5/00 at 102       1,214,246
         100,000   The City of Los Angeles, Single Family Home
                    Mortgage Revenue Bonds (GNMA and FNMA
                    Mortgage-Backed Securities Program), 1991 Issue
                    A, 6.875%, 6/01/25 (Alternative Minimum Tax)             AAA     12/01 at 102         103,668
       7,965,000   The City of Los Angeles (California), Wastewater
                    System Revenue Bonds, Series 1987,
                    8.125%, 11/01/17 (Pre-refunded to 11/01/97)              AAA     11/97 at 102       8,367,392
       2,040,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A, Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    5.000%, 7/01/21                                          Aaa      7/03 at 100       1,841,936
       2,000,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition C Sales Tax
                    Revenue Bonds, Second Senior Bonds, Series
                    1995-A, 5.500%, 7/01/17                                  Aaa      7/05 at 102       1,979,320
       1,000,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Sales Tax Revenue Refunding
                    Bonds, Proposition A-2nd Tier Series 1996,
                    5.750%, 7/01/18                                          Aaa      7/06 at 101       1,008,620
                   Los Angeles County, California, Transportation
                    Commission, Sales Tax Revenue Refunding Bonds,
                    Series 1987 A:
       3,465,000    7.900%, 7/01/08 (Pre-refunded to 7/01/97)                Aaa      7/97 at 102       3,585,721
       2,500,000    8.000%, 7/01/16 (Pre-refunded to 7/01/97)                Aaa      7/97 at 102       2,587,900
       2,635,000   Community Development Agency of The City of
                    Menlo Park, Multifamily Housing Revenue Bonds
                    (FHA-Insured Mortgage Loan - The Gateway
                    Project), Series 1987A, 8.250%, 12/01/28                  Aa      6/97 at 103       2,758,950
       4,000,000   Modesto Irrigation District Financing Authority,
                    Domestic Water Project Revenue Bonds, Series
                    1995C, 5.750%, 9/01/22                                   Aaa      9/05 at 102       4,014,040


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 8,500,000   County of Orange, California, Certificates of
                    Participation, Series 1987 (Civic Center Parking
                    Facilities Projects), 8.250%, 12/01/18
                    (Pre-refunded to 12/01/97)                               AAA     12/97 at 102     $ 8,967,585
       3,300,000   Orange County Development Agency, Santa Ana
                    Heights Project Area, 1993 Tax Allocation Revenue
                    Bonds, 6.125%, 9/01/23 (DD)                              Baa      9/03 at 102       3,306,468
       8,565,000   City of Palmdale, California, Single Family Mortgage
                    Revenue Bonds (GNMA Mortgage-Backed
                    Securities Program), Series 1988A, 0.000%, 3/01/17       Aaa     No Opt. Call       2,681,102
       2,425,000   City of Pasadena, Insured Health Facilities Revenue
                    Bonds (Pacific Clinics), Series 1988A,
                    8.200%, 6/01/18                                            A      3/97 at 101       2,432,251
       3,000,000   Port of Oakland, California, Revenue Bonds, 1997
                    Series G, 5.375%, 11/01/25 (Alternative
                    Minimum Tax)                                             Aaa     11/07 at 102       2,832,570
       1,500,000   Sacramento Area Flood Control Agency, North Area
                    Local Project, Capital Assessment District No. 2
                    Bonds, Series 1995, 5.375%, 10/01/25                     Aaa     10/05 at 102       1,424,445
       4,430,000   City of Sacramento, California, Certificates of
                    Participation (1987 Public Facilities Project),
                    8.250%, 8/01/12 (Pre-refunded to 8/01/97)                AAA  8/97 at 102 1/2       4,628,774
       7,750,000   Sacramento County Sanitation Districts Financing
                    Authority, 1993 Revenue Bonds, 4.750%, 12/01/23           Aa     12/03 at 102       6,645,470
       1,265,000   San Benito Hospital District, Insured Health Facility
                    Revenue Bonds, Series 1991A, 6.750%, 12/01/21              A     12/01 at 102       1,356,143
      20,415,000   County of San Bernardino, California, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities), 1988 Series A, 0.000%, 9/01/21
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       4,862,036
                   Certificates of Participation (1991 Refunding Project),
                    San Diego Community College District, County
                    of San Diego, California:
       1,000,000    8.625%, 12/01/09 (Pre-refunded to 12/01/97)              N/R     12/97 at 102       1,057,100
       1,000,000    8.625%, 12/01/09 (Pre-refunded to 12/01/97)              AAA     12/97 at 102       1,057,730
       2,000,000   Redevelopment Agency of The City of San Diego,
                    California, Horton Plaza Project, Tax Allocation
                    Refunding Bonds, Series 1988, 8.125%, 7/01/08
                    (Pre-refunded to 7/01/98)                               Baa1      7/98 at 102       2,152,500
       5,490,000   Airports Commission City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 10,
                    5.625%, 5/01/21 (Alternative Minimum Tax)                Aaa      5/06 at 102       5,348,029


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,925,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 11
                    (Noise Insulation Program), 6.200%, 5/01/19
                    (Alternative Minimum Tax)                                Aaa      5/05 at 101     $ 6,187,596
       6,000,000   Public Utilities Commission of the City and County
                    of San Francisco, California, San Francisco Water
                    Revenue Bonds, Refunding Series of 1987,
                    8.000%, 11/01/11                                          Aa     11/97 at 102       6,301,140
       1,000,000   Redevelopment Agency of the City and County of
                    San Francisco, Multifamily Housing Refunding
                    Revenue Bonds, Series 1994 (GNMA
                    Collateralized - South Beach Marina Project),
                    5.700%, 3/01/29                                          Aaa      3/04 at 102         979,820
       5,000,000   Redevelopment Agency of the City of San Jose,
                    Merged Area Redevelopment Project, Tax
                    Allocation Bonds, Series 1993, 5.000%, 8/01/20           Aaa      2/04 at 102       4,559,350
       3,000,000   San Jose-Santa Clara Clean Water Financing
                    Authority, Sewer Revenue Bonds, Series 1995A,
                    5.375%, 11/15/20                                         Aaa     11/05 at 101       2,860,680
       1,700,000   Shafter Joint Powers Financing Authority Lease
                    Revenue Bonds 1997 Series A (Community
                    Correctional Facility Acquisition Project),
                    5.950%, 1/01/11                                         BBB+      1/07 at 101       1,720,009
       2,635,000   Southern California Home Financing Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), 1988 Issue A,
                    8.125%, 2/01/21 (Alternative Minimum Tax)                AAA     No Opt. Call       2,782,297
       1,600,000   Southern California Public Power Authority, Mead-
                    Phoenix Project Revenue Bonds, 1994 Series A,
                    4.750%, 7/01/16                                          Aaa      7/04 at 102       1,417,136
       3,000,000   Southern California Public Power Authority,
                    Transmission Project Revenue Bonds, 1993
                    Subordinate Refunding Series (Southern
                    Transmission Project), 5.000%, 7/01/22                   Aaa      7/03 at 100       2,699,640
       2,325,000   Temecula Valley Unified School District County of
                    Riverside, California, 1990 General Obligation
                    Bonds, Series F, 6.000%, 9/01/20                         Aaa      9/06 at 102       2,404,097
       5,050,000   The Regent of the University of California, Refunding
                    Revenue Bonds (Multiple Purpose Projects),
                    Series A, 6.875%, 9/01/16 (Pre-refunded to 9/01/02)       A-      9/02 at 102       5,728,315
------------------------------------------------------------------------------------------------------------------
    $263,920,000   Total Investments - (cost $235,417,080) - 99.1%                                    250,795,002
=================-------------------------------------------------------------------------------------------------


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.2%
      $  500,000   California Health Facilities Financing Authority,
                    Refunding Revenue Bonds (St. Joseph Health
                    System), Series 1985B, Variable Rate Demand
                    Bonds, 3.350%, 7/01/13+                               VMIG-1                       $  500,000
       2,500,000   Orange County Water District, Variable Rate
                    Demand Bonds, 3.250%, 8/15/15+                          A-1+                        2,500,000
-------------------------------------------------------------------------------------------------------------------
     $ 3,000,000   Total Temporary Investments - 1.2%                                                   3,000,000
=================--------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - (0.3)%                                                (815,504)
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $252,979,498
===================================================================================================================


                                                                           NUMBER OF      MARKET           MARKET
                       STANDARD & POOR'S                     MOODY'S      SECURITIES      VALUE           PERCENT


  SUMMARY OF                         AAA                         Aaa          43     $139,571,855           56%
  RATINGS*                  AA+, AA, AA-           Aa1, Aa, Aa2, Aa3          11       41,356,058           16
  PORTFOLIO OF                        A+                          A1           2        7,625,767            3
  INVESTMENTS                      A, A-                   A, A2, A3           8       23,401,025            9
  (EXCLUDING             BBB+, BBB, BBB-       Baal, Baa, Baa2, Baa3           6       14,926,815            6
  TEMPORARY                    Non-rated                   Non-rated          10       23,913,482           10
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       80     $250,795,002           100%
===================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(DD) Security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC. (NCP)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,000,000   California Educational Facilities Authority, Revenue
                    Bonds (St. Mary's College of California Project),
                    Series 1990, 7.500%, 10/01/20 (Pre-refunded
                    to 10/01/00)                                             Aaa     10/00 at 102     $ 2,259,060
       1,500,000   California Educational Facilities Authority Revenue
                    Bonds (University of San Francisco), Series 1996,
                    6.000%, 10/01/26                                         Aaa     10/06 at 102       1,551,210
       5,500,000   California Health Facilities Financing Authority,
                    Health Facility Revenue Bonds (Pomona Valley
                    Hospital Medical Center), 1989 Series A,
                    9.750%, 1/01/19                                           A-      1/00 at 102       6,367,350
       2,000,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Revenue Bonds, 1989 Series A,
                    7.000%, 10/01/08                                          AA     10/99 at 102       2,154,780
       6,500,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (Children's
                    Hospital-San Diego), Series 1990, 7.000%, 7/01/13        Aaa      7/00 at 102       7,173,530
       2,780,000   California Health Facilities Financing Authority,
                    Insured Health Facility Revenue Refunding Bonds
                    (Valley Memorial Hospital), 1993 Series A,
                    6.000%, 5/01/17                                            A      5/03 at 102       2,809,218
                   California Health Facilities Financing Authority,
                    Health Facility Revenue Bonds (Health Dimensions,
                    Incorporated), 1990 Series A:
       4,175,000    7.250%, 5/01/03 (Pre-refunded to 5/01/00)                Aaa      5/00 at 102       4,620,681
       5,000,000    7.500%, 5/01/15 (Pre-refunded to 5/01/00)                Aaa      5/00 at 102       5,570,500
       4,800,000   California Health Facilities Financing Authority,
                    Health Facility Revenue Bonds (Sisters of Providence),
                    Series 1990, 7.500%, 10/01/10 (Pre-refunded
                    to 10/01/00)                                             N/R     10/00 at 102       5,402,832
       3,690,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1990 Series A, 7.700%, 8/01/30
                    (Alternative Minimum Tax)                                 Aa      2/00 at 102       3,881,253
       3,525,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1995 Series B, 7.125%, 2/01/26
                    (Alternative Minimum Tax)                                 Aa      2/05 at 102       3,752,997
       3,000,000   California Statewide Communities Development
                    Authority (Triad Healthcare), Revenue Refunding
                    Series 1992, Certificates of Participation,
                    6.250%, 8/01/06                                            A     No Opt. Call       3,239,160
       7,900,000   Department of Veterans Affairs of the State of
                    California, Home Purchase Revenue Bonds, 1988
                    Series A, 8.300%, 8/01/19 (Alternative Minimum Tax)       Aa      8/98 at 102       8,218,844
       6,000,000   State of California, Various Purpose General
                    Obligation Bond, 5.750%, 3/01/14                          A1      3/05 at 101       6,135,120


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   Trust Certificates, Trustees of The California State
                    University to The California State University Institute:
     $ 1,500,000    7.100%, 6/01/08 (Pre-refunded to 12/01/00)               Aaa 12/00 at 101 7/8     $ 1,679,355
       1,610,000    7.150%, 6/01/09 (Pre-refunded to 12/01/00)               Aaa 12/00 at 101 7/8       1,805,164
       6,080,000   City of Anaheim, California, Certificates of
                    Participation, Anaheim Memorial Hospital
                    Association, 7.125%, 5/15/13                             Aaa      5/00 at 102       6,734,755
       7,520,000   Antelope Valley Hospital District, Series 1989
                    Certificates of Participation, 7.350%, 1/01/20             A      1/98 at 102       7,804,557
                   Central Joint Powers Health Financing Authority,
                    Certificates of Participation, Series 1993
                    (Community Hospitals of Central California):
       2,500,000    5.250%, 2/01/13                                         Baa1      2/03 at 102       2,323,800
       4,720,000    5.000%, 2/01/23                                         Baa1      2/03 at 100       3,953,991
      12,600,000   City of Chula Vista, Industrial Development Revenue
                    Bonds (San Diego Gas and Electric Company),
                    1992 Series A, 6.400%, 12/01/27 (Alternative
                    Minimum Tax)                                             Aaa     12/02 at 102      13,384,602
       1,850,000   City of Coalinga, California, Certificates of
                    Participation (1989 Coalinga Return to Custody
                    Facility), 7.000%, 4/01/10                              BBB+      4/00 at 102       1,939,929
       4,000,000   Contra Costa Water District (Contra Costa County,
                    California), Water Revenue Bonds, Series C,
                    6.750%, 10/01/20 (Pre-refunded to 10/01/00)              N/R     10/00 at 102       4,410,440
       4,000,000   County of Contra Costa, California, 1988 Home
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 8.250%, 6/01/21
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       5,165,320
       2,000,000   Cudahy Redevelopment Agency, Cudahy
                    Redevelopment Project, Tax Allocation Refunding
                    Bonds, Series 1994A, 6.700%, 9/01/24                     BBB      9/03 at 102       2,029,060
       3,000,000   Hospital Revenue Certificates of Participation (Desert
                    Hospital Corporation Project), Series 1990,
                    8.100%, 7/01/20 (Pre-refunded to 7/01/00)                AAA      7/00 at 102       3,415,530
      10,000,000   East Bay Municipal District (Alameda and Contra
                    Costa Counties, California), Water System
                    Subordinated Revenue Bonds, Series 1990,
                    7.500%, 6/01/18 (Pre-refunded to 6/01/00)                Aaa      6/00 at 102      11,199,900
       3,000,000   Folsom Public Financing Authority (Sacramento
                    County, California), 1990 Local Agency Revenue
                    Bonds, Series A, 7.250%, 10/01/10                       BBB+     10/00 at 102       3,200,460
       3,000,000   Fontana Public Financing Authority (San Bernardino
                    County, California), Tax Allocation Revenue Bonds
                    (North Fontana Redevelopment Project), 1990
                    Series A, 7.250%, 9/01/20                                BB+      9/00 at 102       3,068,730


   PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,000,000   Foothill/Eastern Transportation Corridor Agency,
                    Toll Road Revenue Bonds Series 1995A,
                    6.000%, 1/01/34                                          Baa      1/05 at 102     $ 2,979,870
                   Fresno Unified School District, Fresno County,
                    California, Certificates of Participation for Measure
                    A Capital Projects, Series of 1992B for Project
                    Phase IX:
       1,700,000    6.600%, 5/01/08                                            A      5/00 at 102       1,784,541
       1,765,000    6.700%, 5/01/09                                            A      5/00 at 102       1,852,562
       2,500,000   Fruitvale School District, Certificates of Participation
                    (1990 Improvement Project), 7.875%, 6/01/04              Baa      6/00 at 102       2,722,750
       2,000,000   LaQuinta Redevelopment Agency, LaQuinta
                    Redevelopment Project, Tax Allocation Refunding
                    Bonds, Series 1990, 8.400%, 9/01/12                      Aaa      9/00 at 102       2,310,000
       1,700,000   Lancaster Housing Authority, Lease Revenue Bonds
                    (Brierwood Mobilehome Park Project), Issue of
                    1994, 7.200%, 4/01/24                                   BBB+      4/99 at 102       1,734,085
       6,750,000   Department of Airports of The City of Los Angeles,
                    Refunding Revenue Bonds, 1989 Series B,
                    7.400%, 5/01/10 (Pre-refunded to 5/01/97)                 Aa      5/97 at 102       6,929,618
       2,500,000   Department of Water and Power of the City of Los
                    Angeles, California, Electric Plant Revenue Bonds,
                    Issue of 1988, 7.900%, 5/01/28                            Aa      5/98 at 102       2,673,050
       4,445,000   Department of Water and Power of The City of Los
                    Angeles (California), Electric Plant Revenue Bonds,
                    Second Issue of 1993, 5.00%, 10/15/33                     Aa     10/03 at 102       3,885,952
                   Department of Water and Power of The City of Los
                    Angeles, Water Works Refunding Revenue Bonds,
                    Second Issue of 1993:
       3,000,000    4.500%, 5/15/13                                           Aa      5/03 at 102       2,661,420
       4,270,000    4.500%, 5/15/18                                           Aa      5/03 at 102       3,553,836
       5,600,000   City of Los Angeles, California, Wastewater System
                    Revenue Bonds, Series 1988, 7.625%, 8/01/14
                    (Pre-refunded to 8/01/98)                                Aaa      8/98 at 102       6,016,416
       5,000,000   The City of Los Angeles Wastewater System Revenue
                    Bonds, Refunding Series 1991-C, 7.100%, 6/01/18           A1      6/99 at 102       5,353,300
       2,360,000   Community Development Commission of the
                    County of Los Angeles, Mortgage Revenue Refunding
                    Bonds, Series 1993, FHA Insured Mortgage Loan -
                    Los Tomas Apartments, Section 8 Assisted Project,
                    6.500%, 7/15/23                                          Aaa      5/03 at 100       2,415,012
       5,000,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A, Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    5.000%, 7/01/21                                          Aaa      7/03 at 100       4,514,550


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 7,000,000   Los Angeles County, California, Transportation
                    Commission, Sales Tax Revenue Refunding Bonds,
                    Series 1987 A, 8.000%, 7/01/16 (Pre-refunded
                    to 7/01/97)                                              Aaa      7/97 at 102     $ 7,246,120
       2,445,000   Certificates of Participation (Western Nevada County
                    Solid Waste Management System--1991 Project),
                    County of Nevada, California, 7.250%, 6/01/08            Baa      6/01 at 102       2,540,893
       3,415,000   City of Oakland, California, Special Refunding
                    Revenue Bonds (Pension Financing), 1988 Series A,
                    7.600%, 8/01/21                                          Aaa      8/98 at 102       3,639,912
       8,800,000   County of Orange, California, 1996 Recovery,
                    Certificates of Participation, Series A,
                    6.000%, 7/01/26                                          Aaa      7/06 at 102       9,043,408
       3,740,000   Pleasanton Joint Powers Financing Authority,
                    Reassessment Revenue Bonds, 1993 Series A,
                    6.000%, 9/02/05                                          Baa      9/03 at 102       3,896,669
       1,000,000   Pomona Unified School District, General Obligation
                    Refunding Bonds, Series 1997-A, 6.150%, 8/01/15          Aaa      8/11 at 103       1,082,180
       8,000,000   Port of Oakland, California, Revenue Bonds, 1990
                    Series D, 8.000%, 11/01/00                               Aaa     No Opt. Call       9,011,520
       2,215,000   Rancho Cucamonga Redevelopment Agency (San
                    Bernardino County, California), Rancho
                    Redevelopment Project, 1990 Tax Allocation Bonds,
                    7.125%, 9/01/19                                          Aaa      9/99 at 102       2,397,959
       2,285,000   Rancho Cucamonga Redevelopment Agency (San
                    Bernardino County, California), Rancho
                    Redevelopment Project, 1990 Tax Allocation Bonds,
                    7.125%, 9/01/19 (Pre-refunded to 9/01/99)                Aaa      9/99 at 102       2,501,230
       4,630,000   County of Sacramento, Airport System PFC and
                    Subordinated Revenue Bonds, Series 1996D,
                    6.000%, 7/01/16                                          Aaa      7/06 at 102       4,809,135
       2,000,000   Redevelopment Agency of The City of San Diego,
                    California, Marina Redevelopment Project, Tax
                    Allocation Refunding Bonds, Series 1987,
                    8.750%, 12/01/08 (Pre-refunded to 12/01/97)              Aaa 12/97 at 101 1/2       2,107,540
       3,500,000   Redevelopment Agency of The City of San Diego,
                    California, Columbia Redevelopment Project, Tax
                    Allocation Refunding Bonds, Series 1987,
                    8.750%, 12/01/08 (Pre-refunded to 12/01/97)              Aaa 12/97 at 101 1/2       3,688,195
       2,700,000   San Diego County Water Authority, Water Revenue,
                    Certificates of Participation, Series 1989A,
                    7.300%, 5/01/09 (Pre-refunded to 5/01/97)                Aaa      5/97 at 102       2,771,631
       2,650,000   San Diego County Water Authority, Water Revenue,
                    Certificates of Participation, Series 1991A,
                    6.375%, 5/01/06                                           Aa      5/01 at 102       2,837,488


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,000,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 11
                    (Noise Insulation Program), 6.250%, 5/01/26
                    (Alternative Minimum Tax)                                Aaa      5/05 at 101     $ 5,246,700
       3,500,000   City and County of San Francisco, General Purpose
                    Sewer Revenue Bonds, Series 1988A,
                    7.250%, 10/01/15 (Pre-refunded to 10/01/97)              Aaa 10/97 at 101 1/2       3,629,535
       6,470,000   City of San Leandro, California, San Leandro Public
                    Financing Authority, Certificates of Participation
                    (1993 Seismic Retrofit Financing Project),
                    5.950%, 6/01/23                                            A      6/03 at 102       6,509,079
       2,945,000   City of Santa Maria, California, Hospital Revenue
                    Certificates of Participation (Marian Medical Center),
                    Series 1987, 7.100%, 9/01/13                               A      9/97 at 102       3,032,554
       2,500,000   Sierra View Local Hospital District, Insured Health
                    Facility Revenue Bonds, Series 1992,
                    6.400%, 3/01/22                                            A      3/02 at 102       2,586,100
       3,180,000   Southern California Home Financing Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), 1990
                    Issue A, 7.625%, 10/01/23 (Alternative
                    Minimum Tax)                                             AAA     10/00 at 102       3,359,987
       4,700,000   Stanislaus County Waste-to-Energy Financing
                    Agency, Solid Waste Facility Refunding Revenue
                    Certificates (Ogden Martin System of Stanislaus,
                    Inc. Project), Series 1990, 7.625%, 1/01/10             BBB+      1/00 at 102       5,057,152
       1,415,000   Redevelopment Agency of the City of Suisun City,
                    Suisun City Redevelopment Project, 1993 Tax
                    Allocation Refunding Bonds (County of Solano,
                    California), 5.900%, 10/01/23                            Aaa     10/03 at 102       1,443,455
       1,750,000   Taft Public Financing Authority Lease Revenue
                    Bonds 1997 Series A (Community Correctional
                    Facility Acquisition Project), 5.950%, 1/01/11          BBB+      1/07 at 101       1,770,597
       3,975,000   The Regents of the University of California, Hospital
                    Revenue Bonds (UCLA Medical Center), Series
                    1990, 7.300%, 12/01/20 (Pre-refunded to 12/01/98)         A+     12/98 at 102       4,285,050
------------------------------------------------------------------------------------------------------------------
    $267,155,000   Total Investments - (cost $261,441,454) - 98.6%                                    281,133,179
=================-------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.4%                                                 3,911,638
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $285,044,817
==================================================================================================================


                                                                          NUMBER OF      MARKET          MARKET
                   STANDARD & POOR'S                        MOODY'S      SECURITIES      VALUE          PERCENT


  SUMMARY OF                         AAA                        Aaa          31     $141,794,092          51%
  RATINGS*                  AA+, AA, AA-          Aa1, Aa, Aa2, Aa3          10       40,549,237          14
  PORTFOLIO OF                        A+                         A1           3       15,773,470           6
  INVESTMENTS:                     A, A-                  A, A2, A3           9       35,985,122          13
                         BBB+, BBB, BBB-      Baal, Baa, Baa2, Baa3          12       34,149,256          12
                            BB+, BB, BB-          Bal, Ba, Ba2, Ba3           1        3,068,730           1
                               Non-rated                  Non-rated           2        9,813,272           3
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      68     $281,133,179         100%
==================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC. (NCO)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,000,000   California Educational Facilities Authority Revenue
                    Bonds (University of San Francisco), Series 1996,
                    6.000%, 10/01/26                                         Aaa     10/06 at 102     $ 1,034,140
       6,250,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Revenue Bonds, 1989 Series A,
                    7.000%, 10/01/18                                          AA     10/99 at 102       6,735,250
       2,000,000   California Health Facilities Financing Authority,
                    Insured Health Facility Revenue Refunding Bonds
                    (Valley Memorial Hospital), 1993 Series A,
                    6.000%, 5/01/17                                            A      5/03 at 102       2,021,020
       1,900,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (Children's
                    Hospital of San Francisco), 1990 Series A,
                    7.500%, 10/01/20                                         Aaa     10/00 at 102       2,138,621
       5,000,000   California Health Facilities Financing Authority,
                    Health Facility Revenue Bonds (Health Dimensions,
                    Incorporated), 1990 Series A, 7.500%, 5/01/15
                    (Pre-refunded to 5/01/00)                                Aaa      5/00 at 102       5,570,500
       1,530,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1988 Series C, 8.300%, 8/01/19
                    (Alternative Minimum Tax)                                 Aa      8/98 at 102       1,589,838
       3,000,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Pacific Gas and
                    Electric Company), 1987 Series B, 8.750%, 1/01/07
                    (Alternative Minimum Tax)                                  A     12/97 at 102       3,141,630
       6,500,000   California State Department of Water Resources,
                    Central Valley Project, Water System Revenue
                    Bonds, Series G, 7.125%, 12/01/24 (Pre-refunded
                    to 6/01/99)                                              Aaa  6/99 at 101 1/2       7,042,945
       3,000,000   California Statewide Communities Development
                    Authority (Triad Healthcare), Revenue Refunding
                    Series 1992, Certificates of Participation,
                    6.250%, 8/01/06                                            A     No Opt. Call       3,239,160
       5,000,000   Certificate of Participation (Water System
                    Improvement Projects), Series 1990, Castaic Lake
                    Water Agency, California, 7.125%, 8/01/16
                    (Pre-refunded to 8/01/00)                                Aaa      8/00 at 102       5,565,550
       6,800,000   Central Joint Powers Health Financing Authority,
                    Certificates of Participation, Series 1993
                    (Community Hospitals of Central California),
                    5.000%, 2/01/23                                         Baa1      2/03 at 100       5,696,428
       8,000,000   City of Chula Vista, Industrial Development Revenue
                    Bonds (San Diego Gas and Electric Company), 1992
                    Series A, 6.400%, 12/01/27 (Alternative
                    Minimum Tax)                                             Aaa     12/02 at 102       8,498,160


   PRINCIPAL                                                                              OPT. CALL      MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,300,000   Contra Costa Water Authority (Contra Costa County,
                    California), Water Treatment Revenue Bonds,
                    1990 Series A, 6.875%, 10/01/20 (Pre-refunded
                    to 10/01/00)                                             N/R     10/00 at 102     $ 3,640,560
       5,000,000   Hospital Revenue Certificates of Participation
                    (Desert Hospital Corporation Project), Series 1990,
                    8.100%, 7/01/20 (Pre-refunded to 7/01/00)                AAA      7/00 at 102       5,692,550
       5,000,000   Fontana Public Financing Authority (San Bernardino
                    County, California), Tax Allocation Revenue Bonds
                    (North Fontana Redevelopment Project), 1990
                    Series A, 7.250%, 9/01/20                                BB+      9/00 at 102       5,114,550
       1,000,000   Foothill/Eastern Transportation Corridor Agency,
                    Toll Road Revenue Bonds Series 1995A,
                    6.000%, 1/01/34                                          Baa      1/05 at 102         993,290
       2,320,000   Inglewood Redevelopment Agency (City of Inglewood,
                    Los Angeles County, California), Century
                    Redevelopment Project, 1993 Tax Allocation
                    Bonds, Series A, 5.900%, 7/01/03                         BBB     No Opt. Call       2,380,158
       2,100,000   Inland Empire Solid Waste Financing Authority
                    Revenue Bonds, 1996 Series B (Landfill
                    Improvement Financing Project), 6.250%, 8/01/11
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       2,250,990
       1,500,000   Lancaster Housing Authority, Lease Revenue Bonds
                    (Brierwood Mobilehome Park Project), Issue of
                    1994, 7.200%, 4/01/24                                   BBB+      4/99 at 102       1,530,075
                   City of Loma Linda, California, Hospital Revenue
                    Bonds (Loma Linda University Medical Center
                    Project), Series 1993-A:
       5,970,000    5.750%, 12/01/03                                         BBB     No Opt. Call       5,900,450
       3,000,000    6.500%, 12/01/18                                         BBB     12/03 at 102       3,080,130
       5,000,000   The City of Los Angeles (California), Los Angeles
                    Convention and Exhibition Center Certificates of
                    Participation, 1990 Series, 7.000%, 8/15/21
                    (Pre-refunded to 8/15/00)                                Aaa      8/00 at 102       5,551,450
       5,000,000   Department of Water and Power of the City of Los
                    Angeles, California, Water Works Revenue Bonds,
                    Issue of 1989, 7.200%, 2/15/19                            Aa      2/99 at 102       5,382,850
       4,000,000   Harbor Department of the City of Los Angeles,
                    Revenue Bonds, Issue of 1995 Series B,
                    6.625%, 8/01/19 (Alternative Minimum Tax)                 Aa      8/02 at 102       4,292,360
       4,000,000   The City of Los Angeles, California, Wastewater
                    System Revenue Bonds, Series 1993-D,
                    4.700%, 11/01/19                                         Aaa     11/03 at 102       3,450,800
       2,000,000   Certificates of Participation, County of Mendocino to
                    the Mendocino County Public Facilities
                    Corporation, 6.000%, 8/15/23                               A      8/03 at 102       2,012,460


    PRINCIPAL                                                                              OPT. CALL     MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,000,000   Menifee Union School District (Riverside County,
                    California), Certificates of Participation (1996
                    School Project), 6.125%, 9/01/24                         Aaa      9/06 at 102     $ 1,045,390
       5,890,000   Mt. Diablo Unified School District, Community
                    Facilities District No. 1, Special Tax Bonds, Series
                    1990, (Contra Costa County, California),
                    7.050%, 8/01/20                                          Aaa      8/00 at 102       6,542,848
       1,500,000   Certificates of Participation (Western Nevada County
                    Solid Waste Management System--1991 Project),
                    County of Nevada, California, 7.250%, 6/01/08            Baa      6/01 at 102       1,558,830
      10,900,000   Ontario Redevelopment Financing Authority (San
                    Bernardino County, California), 1995 Revenue
                    Refunding Bonds (Ontario Redevelopment Project
                    No. 1), 7.400%, 8/01/25                                  Aaa     No Opt. Call      13,849,976
       4,000,000   Certificates of Participation (1990 Project A), Orange
                    County Water District, 7.000%, 8/15/15                   Aaa      8/00 at 102       4,441,160
                   Pomona Public Financing Authority, California 1990
                    Lease Purchase Revenue Bonds, Series J:
       4,035,000    7.700%, 10/01/07 (Pre-refunded to 10/01/00)               A-     10/00 at 102       4,559,711
       2,000,000    7.875%, 10/01/15 (Pre-refunded to 10/01/00)               A-     10/00 at 102       2,282,800
       4,000,000   City of Pomona, California, Single Family Mortgage
                    Revenue Refunding Bonds (GNMA and FHLMC
                    Mortgage-Backed Securities), Series 1990B,
                    7.500%, 8/01/23                                          Aaa      No Opt.Call       5,052,000
       1,000,000   Pomona Unified School District, General Obligation
                    Refunding Bonds, Series 1997-A, 6.150%, 8/01/15          Aaa      8/11 at 103       1,082,180
       4,000,000   Port of Oakland, California, Revenue Bonds, 1989
                    Series B, 7.250%, 11/01/16 (Pre-refunded to 5/01/97)     Aaa      5/97 at 102       4,105,640
       5,000,000   County of Sacramento, Airport System Revenue
                    Bonds, Series 1996, 5.900%, 7/01/24 (Alternative
                    Minimum Tax)                                             Aaa      7/06 at 102       5,005,700
       4,700,000   San Bernardino County, California, Certificates of
                    Participation, Series 1995 (Medical Center
                    Financing Project), 5.500%, 8/01/22                      Aaa      8/05 at 102       4,552,937
       7,000,000   Redevelopment Agency of The City of San Diego,
                    California, Marina Redevelopment Project, Tax
                    Allocation Refunding Bonds, Series 1987,
                    8.750%, 12/01/08 (Pre-refunded to 12/01/97)              Aaa 12/97 at 101 1/2       7,376,390
       2,000,000   Sierra View Local Hospital District, Insured Health
                    Facility Revenue Bonds, Series 1992, 6.400%, 3/01/22       A      3/02 at 102       2,068,880
       1,100,000   Redevelopment Agency of the City of Suisun City,
                    Suisun City Redevelopment Project, 1993 Tax
                    Allocation Refunding Bonds (County of Solano,
                    California), 5.900%, 10/01/23                            Aaa     10/03 at 102       1,122,121


    PRINCIPAL                                                                              OPT. CALL     MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,000,000   The Regents of the University of California, Revenue
                    Bonds (1990 Seismic Safety Projects),
                    7.300%, 9/01/20                                            A      9/98 at 102     $ 5,354,100
       4,620,000   Vista Joint Powers Financing Authority, 1993 SeriesB
                    Lease Revenue Bonds (Hacienda Drive and Buena
                    Vista Creek), 6.100%, 9/01/20                             A-      9/00 at 101       4,644,578
------------------------------------------------------------------------------------------------------------------
    $166,915,000   Total Investments - (cost $162,747,641) - 98.5%                                    178,191,156
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
      $  300,000   California Statewide Community Development
                    Authority Certificates of Participation Revenue
                    (Sutter Health Obligation Group), Variable Rate
                    Demand Bonds, 3.350%, 7/01/15+                           A-1                          300,000
         500,000   Irvine Ranch Water District, Variable Rate Demand
                    Bonds, 3.250%, 6/01/15+                               VMIG-1                          500,000
------------------------------------------------------------------------------------------------------------------
      $  800,000   Total Temporary Investment - 0.4%                                                      800,000
=================-------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.1%                                                 1,834,359
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $180,825,515
==================================================================================================================


                                                                          NUMBER OF       MARKET           MARKET
                   STANDARD & POOR'S                        MOODY'S      SECURITIES        VALUE          PERCENT


  SUMMARY OF                         AAA                        Aaa          21     $100,972,048              57%
  RATINGS*                  AA+, AA, AA-           Aa1, Aa, Aa2, A3           4       18,000,298              10
  PORTFOLIO OF                     A, A-                  A, A2, A3           9       29,324,339              16
  INVESTMENTS            BBB+, BBB, BBB-      Baa1, Baa, Baa2, Baa3           7       21,139,361              12
  (EXCLUDING                BB+, BB, BB-          Ba1, Ba, Ba2, Ba3           1        5,114,550               3
  TEMPORARY                    Non-rated                  Non-rated           1        3,640,560               2
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      43     $178,191,156             100%
===================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQC)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 8,530,000   California Educational Facilities Authority, Revenue
                    and Refunding Bonds (Loyola Marymount
                    University), Series 1987, 8.125%, 10/01/17
                    (Pre-refunded to 10/01/97)                               Aaa     10/97 at 102     $ 8,930,142
                   California Educational Facilities Authority, Revenue
                    Bonds (Chapman College), Series 1991:
         690,000    7.300%, 1/01/02 (Pre-refunded to 1/01/01)               Baa2      1/01 at 102         772,552
       2,310,000    7.300%, 1/01/02                                         Baa2      1/01 at 102       2,525,153
       1,500,000   California Educational Facilities Authority Revenue
                    Bonds (University of San Francisco), Series 1996,
                    6.000%, 10/01/26                                         Aaa     10/06 at 102       1,551,210
                   California Health Facilities Financing Authority,
                    Health Facility Revenue Bonds (Health Dimensions,
                    Incorporated), 1990 Series A:
       2,300,000    7.500%, 5/01/15 (Pre-refunded to 5/01/00)                Aaa      5/00 at 102       2,562,430
       4,395,000    7.000%, 5/01/20 (Pre-refunded to 5/01/00)                Aaa      5/00 at 102       4,833,225
       8,075,000   California Health Facilities Financing Authority,
                    Hospital Revenue Refunding Bonds (Cedars-Sinai
                    Medical Center), Series 1990, 7.000%, 11/01/15
                    (Pre-refunded to 11/01/00)                               N/R     11/00 at 102       8,994,581
      10,000,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Revenue Bonds, 1990 Series A,
                    7.000%, 12/01/10                                          AA     12/00 at 102      10,974,600
       2,040,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1988 Series C, 8.300%, 8/01/19
                    (Alternative Minimum Tax)                                 Aa      8/98 at 102       2,119,784
       1,620,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1988 Series E, 8.350%, 8/01/19
                    (Alternative Minimum Tax)                                 Aa      8/98 at 102       1,684,444
       1,060,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1989 Series B, 8.000%, 8/01/29
                    (Alternative Minimum Tax)                                 Aa      8/99 at 102       1,107,679
       4,350,000   California Pollution ControlFinancing Authority,
                    Pollution Control Revenue Bonds (Pacific Gas and
                    Electric Company), 1987 Series B,
                    8.875%, 1/01/10 (Alternative Minimum Tax)                  A     12/97 at 102       4,559,366
       8,300,000   California Pollution Control Finance Authority,
                    Pollution Control Revenue Bonds (Laidlaw Inc.),
                    1992 Series A, 6.500%, 5/01/02 (Alternative
                    Minimum Tax)                                             Aa3      5/97 at 102       8,481,687
       5,500,000   California Pollution Control Financing Authority,
                    Fixed Rate Resource Recovery Revenue Bonds
                    (Waste Management, Inc.), 1991 Composite Series A,
                    7.150%, 2/01/11 (Alternative Minimum Tax)                 A1      2/01 at 103       5,952,375


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,000,000   California Statewide Communities Development
                    Authority (Triad Healthcare), Revenue Refunding
                    Series 1992, Certificates of Participation,
                    6.250%, 8/01/06                                            A     No Opt. Call     $ 3,239,160
       3,500,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A (California State Prison-Monterey
                    County (Soledad II)), 6.875%, 11/01/14
                    (Pre-refunded to 11/01/04)                               Aaa     11/04 at 102       4,093,880
      13,335,000   State of California, Various Purpose General
                    Obligation Bond, 5.750%, 3/01/13                          A1      3/05 at 101      13,686,911
       7,000,000   Certificates of Participation (1990 Adelanto Return
                    to Custody Facility), City of Adelanto, California,
                    7.100%, 4/01/10                                         BBB+      4/00 at 102       7,351,680
       2,195,000   Bell Community Redevelopment Agency, Bell
                    Redevelopment Project Area, 1994 Tax Allocation
                    Refunding Bonds, 6.300%, 11/01/13                        Aaa     11/03 at 102       2,366,495
       5,885,000   Calaveras County Water District (California),
                    Certificates of Participation (1991 Ebbetts Pass
                    Water System Improvements Project),
                    6.900%, 5/01/16 (Pre-refunded to 5/01/01)                Aaa      5/01 at 102       6,580,136
                   Central Joint Powers Health Financing Authority,
                    Certificates of Participation, Series 1993
                    (Community Hospitals of Central California):
       3,250,000    5.250%, 2/01/13                                         Baa1      2/03 at 102       3,020,940
       7,260,000    5.500%, 2/01/15                                         Baa1      2/03 at 102       6,784,978
       7,945,000   City of Chula Vista, Industrial Development Revenue
                    Bonds (San Diego Gas and Electric Company),
                    1992 Series A, 6.400%, 12/01/27 (Alternative
                    Minimum Tax)                                             Aaa     12/02 at 102       8,439,735
       5,500,000   Certificates of Participation (Open Space Acquisition
                    Project), City of Cupertino, California, Cupertino
                    Public Facilities Corporation, 7.125%, 4/01/16
                    (Pre-refunded to 4/01/01)                                N/R      4/01 at 102       6,156,205
       4,500,000   Hospital Revenue Certificates of Participation (Desert
                    Hospital Corporation Project), Series 1990,
                    8.000%, 7/01/10 (Pre-refunded to 7/01/00)                AAA      7/00 at 102       5,109,705
       8,650,000   Fontana Public Financing Authority (San Bernardino
                    County, California), Subordinate Lien Tax Allocation
                    Revenue Bonds (North Fontana Redevelopment
                    Project), 1991 Series A, 7.750%, 12/01/20
                    (Pre-refunded to 12/01/01)                               N/R     12/01 at 102      10,043,948
       1,000,000   Foothill/Eastern Transportation Corridor Agency,
                    Toll Road Revenue Bonds Series 1995A,
                    6.000%, 1/01/34                                          Baa      1/05 at 102         993,290


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,750,000   Certificates of Participation, Fresno Unified School
                    District, Fresno County, California, Series of
                    1991A for Project Phase VI, 7.200%, 5/01/11                A      5/01 at 102     $ 2,957,818
       1,050,000   Certificates of Participation, Fresno Unified School
                    District, Fresno County, California, Series of
                    1992B for Project Phase IX, 6.600%, 5/01/07                A      5/00 at 102       1,106,301
       2,350,000   Lancaster Housing Authority, Lease Revenue Bonds
                    (Brierwood Mobilehome Park Project), Issue of
                    1994, 7.100%, 4/01/14                                   BBB+      4/99 at 102       2,417,539
       5,000,000   City of Loma Linda, California, Hospital Revenue
                    Bonds (Loma Linda University Medical Center
                    Project), Series 1993-A, 6.500%, 12/01/18                BBB     12/03 at 102       5,133,550
       5,000,000   The Community Redevelopment Agency of the
                    City of Los Angeles, California, Central Business
                    District Redevelopment Project Tax Allocation
                    Refunding Bonds, Series G, 6.750%, 7/01/10               BBB      7/97 at 102       5,089,700
       7,990,000   Department of Water and Power of the City of Los
                    Angeles Electric Plant Revenue Bonds, Issue of
                    1991, 7.100%, 1/15/31                                     Aa      1/01 at 102       8,886,318
       6,000,000   The City of Los Angeles, California, Wastewater
                    System Revenue Bonds, Series 1991-A,
                    7.100%, 2/01/21 (Pre-refunded to 2/01/99)                Aaa      2/99 at 102       6,475,200
       5,000,000   Los Angeles County, California, Transportation
                    Commission, Sales Tax Revenue Refunding Bonds,
                    Series 1987 A, 8.000%, 7/01/16 (Pre-refunded
                    to 7/01/97)                                              Aaa      7/97 at 102       5,175,800
       5,500,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    6.750%, 7/01/20 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       6,136,955
       2,500,000   M-S-R Public Power Agency, California, San Juan
                    Project Revenue Bonds, Series C, 6.875%, 7/01/19           A      4/97 at 102       2,558,725
       8,000,000   Mt. Diablo Hospital District, Insured Hospital
                    Revenue Bonds, 1990 Series A, 8.000%, 12/01/11
                    (Pre-refunded to 12/01/00)                               Aaa     12/00 at 102       9,169,280
       3,430,000   Northern California Power Agency, Hydroelectric
                    Project Number One Revenue Bonds, Refunding
                    Series E, 7.150%, 7/01/24                                  A      7/98 at 102       3,600,368
       3,600,000   Ontario Redevelopment Financing Authority (San
                    Bernardino County, California), 1995 Revenue
                    Refunding Bonds (Ontario Redevelopment Project
                    No. 1), 7.400%, 8/01/25                                  Aaa     No Opt. Call       4,574,304
      10,075,000   County of Orange, California, 1996 Recovery,
                    Certificates of Participation, Series A,
                    6.000%, 7/01/26                                          Aaa      7/06 at 102      10,353,675


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,500,000   Revenue Certificates of Participation, Series 1993A,
                    Orange County Water District, 5.000%, 8/15/18             Aa      8/03 at 100     $ 4,960,505
       8,000,000   Redevelopment Agency of the City of Pittsburg,
                    California, Los Medanos Community Development
                    Project, Tax Allocation Bonds, Series 1991,
                    7.150%, 8/01/21 (Pre-refunded to 8/01/01)                Aaa      8/01 at 103       9,132,480
       2,000,000   Pomona Unified School District, General Obligation
                    Refunding Bonds, Series 1997-A, 6.500%, 8/01/19          Aaa      8/11 at 103       2,228,220
       6,505,000   Certificates of Participation (City of Poway 1991
                    Capital Improvement Project Poway Royal
                    Mobilehome Park), Poway Redevelopment Agency,
                    7.200%, 1/01/24 (Pre-refunded to 1/01/01)                Aaa      1/01 at 102       7,302,838
      10,000,000   Sacramento Municipal Utility District, Electric
                    Revenue Bonds, 1988 Series W, 7.875%, 8/15/16
                    (Pre-refunded to 8/15/98)                                Aaa      8/98 at 102      10,791,700
      12,000,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bond, Issue 11
                    (Noise Insulation Program), 6.250%, 5/01/26
                    (Alternative Minimum Tax)                                Aaa      5/05 at 101      12,592,080
       9,000,000   Redevelopment Agency of the City of San Jose,
                    Merged Area Redevelopment Project, Tax
                    Allocation Bonds, Series 1993, 4.750%, 8/01/24           Aaa      2/04 at 102       7,748,460
       2,000,000   Redevelopment Agency of the City of San Leandro,
                    Plaza 1 and Plaza 2 Redevelopment Projects, 1993
                    Tax Allocation Bonds, Series A, 6.125%, 6/01/23           A-      6/03 at 102       2,023,000
       1,785,000   Southern California Home Financing Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Mortgage-Backed Securities Program),
                    1991 Issue A, 7.350%, 9/01/24 (Alternative
                    Minimum Tax)                                             AAA      3/01 at 102       1,883,514
       2,500,000   Southern California Home Financing Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), 1989 Issue A,
                    7.625%, 10/01/22 (Alternative Minimum Tax)               AAA      4/99 at 102       2,625,000
       3,565,000   Stanislaus County Waste-to-Energy Financing
                    Agency, Solid Waste Facility Refunding Revenue
                    Certificates (Ogden Martin System of Stanislaus,
                    Inc. Project), Series 1990, 7.625%, 1/01/10             BBB+      1/00 at 102       3,835,904
       2,000,000   Certificates of Participation (Community Center,
                    Theater, and Library Projects), City of Vacaville
                    (Solano County, California), to the Vacaville
                    Public Financing Authority, 7.200%, 12/01/13              A-     12/98 at 102       2,152,620


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,500,000   West Contra Costa Hospital District, Insured Health
                    Facility Refunding Revenue Bonds, Series 1994,
                    6.500%, 11/01/17                                           A     11/04 at 102     $ 3,723,090
       3,365,000   West Side Hospital District (Kern County, California),
                    Insured Revenue Bonds, Series 1991A,
                    7.500%, 2/01/23                                            A      2/01 at 102       3,663,240
------------------------------------------------------------------------------------------------------------------
    $273,655,000   Total Investments - (cost $269,585,204) - 98.5%                                    291,214,475
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
       $ 600,000   California Health Facilities Authority, Variable Rate
                    Revenue Bonds (St. Joseph Health System), Series
                    1991B, Variable Rate Demand Bonds,
                    3.350%, 7/01/09+                                      VMIG-1                          600,000
         700,000   Irvine Ranch Water District, Variable Rate Demand
                    Bonds, 3.250%, 6/01/15+                               VMIG-1                          700,000
------------------------------------------------------------------------------------------------------------------
     $ 1,300,000   Total Temporary Investments - 0.4%                                                   1,300,000
=================-------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.1%                                                 3,191,473
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $295,705,948
==================================================================================================================


                                                                         NUMBER OF      MARKET            MARKET
                      STANDARD & POOR'S                    MOODY'S      SECURITIES      VALUE             PERCENT


  SUMMARY OF                         AAA                       Aaa           23     $140,656,464             48%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3            7       38,215,017             13
  PORTFOLIO OF                        A+                        A1            2       19,639,286              7
  INVESTMENTS                      A, A-                 A, A2, A3           10       29,583,688             10
  (EXCLUDING             BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3           10       37,925,286             13
  TEMPORARY                    Non-rated                 Non-rated            3       25,194,734              9
  INVESTMENTS):
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      55     $291,214,475            100%
==================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC. (NVC)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,000,000   California Health Facilities Financing Authority,
                    Insured Health Facility Refunding Revenue Bonds
                    (Catholic Healthcare West), 1994 Series A,
                    4.750%, 7/01/19                                          Aaa      7/04 at 102     $ 2,586,210
      15,500,000   California Health Facilities Financing Authority,
                    Health Facility Revenue Bonds (Pomona Valley
                    Hospital Medical Center), 1989 Series A,
                    7.000%, 1/01/18                                           A-  1/00 at 101 1/2      16,228,810
       5,000,000   California Health Facilities Financing Authority,
                    Insured Health Facility Revenue Bonds (The
                    H.E.L.P. Group), 1991 Series A, 7.000%, 8/01/21            A      8/01 at 102       5,392,950
       7,485,000   California Health Facilities Financing Authority,
                    Kaiser Permanente Refunding Revenue Bonds,
                    1991 Series A, 6.500%, 3/01/11                            AA      3/01 at 102       7,942,259
       1,315,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1988 Series A, 8.125%, 8/01/19             Aa      8/98 at 102       1,376,884
       6,230,000   California Housing Finance Agency Single Family
                    Mortgage Bonds, 1995 Issue A-2, 6.350%, 8/01/15
                    (Alternative Minimum Tax)                                Aaa      5/05 at 102       6,451,165
                   California Housing Finance Agency, Single Family
                    Mortgage Bonds, 1995 Issue B:
       8,470,000    6.250%, 2/01/18 (Alternative Minimum Tax)                Aaa     10/05 at 102       8,680,310
         400,000    6.300%, 8/01/24 (Alternative Minimum Tax)                Aaa     10/05 at 102         411,492
       1,990,000   California Housing Finance Agency Single Family
                    Mortgage Bonds, 1995 Issue B, 6.250%, 8/01/14
                    (Alternative Minimum Tax)                                Aaa     10/05 at 102       2,031,571
       3,455,000   California Housing Finance Agency Housing
                    Revenue Bonds (Insured), 1991 Series A,
                    7.200%, 2/01/26 (Alternative Minimum Tax)                Aaa      8/01 at 102       3,641,190
       4,530,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1989 Series F, 7.250%, 8/01/17             Aa      2/00 at 102       4,747,078
       2,980,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1991 Series G, 7.050%, 8/01/27
                    (Alternative Minimum Tax)                                 Aa      8/01 at 102       3,125,215
       6,245,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1995 Series M, 6.150%, 8/01/27
                    (Alternative Minimum Tax)                                Aaa      2/06 at 102       6,353,975
       5,975,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1996 Series H, 6.250%, 8/01/27
                    (Alternative Minimum Tax)                                 Aa      8/06 at 102       6,062,355
       9,650,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Southern
                    California Edison Company), 1991 Series,
                    6.900%, 12/01/17 (Alternative Minimum Tax)               Aa3     12/01 at 102      10,299,928


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


    $ 10,350,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (San Diego Gas
                    and Electric Company), 1991 Series A,
                    6.800%, 6/01/15 (Alternative Minimum Tax)                 A1     No Opt. Call    $ 11,584,962
       3,000,000   California Pollution Control Financing Authority,
                    Solid Waste Revenue Bonds (North County
                    Recycling Center), 1991 Series A Bonds,
                    6.750%, 7/01/17                                          Aaa      7/02 at 102       3,445,740
       9,150,000   California Pollution Control Financing Authority
                    Sewage and Solid Waste Disposal Facilities Revenue
                    Bonds (Anheuser-Busch Project), Series 1996,
                    5.750%, 12/01/30 (Alternative Minimum Tax)               AA-     12/06 at 101       9,033,521
       9,500,000   California Pollution Control Financing Authority
                    Exempt Facilities Revenue Bonds, Series 1996
                    (Mobil Oil Corporation Project), 5.500%, 12/01/29
                    (Alternative Minimum Tax)                                 AA     12/06 at 102       9,089,885
       3,335,000   California Rural Home Mortgage Finance Authority
                    Single Family Mortgage Revenue Bonds (Mortgage-
                    Backed Securities Program), 1995 Series B,
                    7.750%, 9/01/26 (Alternative Minimum Tax)                AAA     No Opt. Call       3,752,375
       3,000,000   California Statewide Communities Development
                    Authority, Series A Certificates of Participation,
                    Pacific Homes, 6.000%, 4/01/17                             A      4/03 at 102       3,031,380
       1,775,000   California Statewide Communities Development
                    Authority, Certificates of Participation, St. Joseph
                    Health System Obligated Group, 5.500%, 7/01/23            Aa      7/03 at 102       1,693,048
       3,310,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (California Community
                    Colleges), 1991 Series A, 7.250%, 9/01/05
                    (Pre-refunded to 9/01/01)                                Aaa      9/01 at 102       3,770,454
      10,525,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (Department of Corrections),
                    1991 Series A (State Prisons-Imperial County),
                    5.750%, 9/01/21                                            A      9/01 at 100      10,355,127
       5,000,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (The Trustees of The California
                    State University), 1995 Series A (Various California
                    State University Projects), 6.000%, 9/01/15                A      9/05 at 100       5,103,350
      11,405,000   State of California Various Purpose General
                    Obligation Bonds, 6.400%, 2/01/20 (Alternative
                    Minimum Tax)                                              A1      2/98 at 102      11,733,008
       2,025,000   State of California, Various Purpose General Obligation
                    Bonds, 5.750%, 3/01/23                                    A1      3/04 at 102       2,025,689


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,120,000   ABAG Finance Authority for Nonprofit Corporations,
                    Certificates of Participation (Stanford University
                    Hospital), California, Series 1993, 5.250%, 11/01/08      A1     11/03 at 102     $ 5,119,590
       9,725,000   Avalon Community Improvement Agency Community
                    Improvement Project Area Tax Allocation Bonds,
                    Series 1991 A, 7.250%, 8/01/21                            A-      8/01 at 102      10,555,807
       2,215,000   Brea Public Financing Authority (Orange County,
                    California), 1991 Tax Allocation Revenue Bonds,
                    Series A(Redevelopment Project AB),
                    6.750%, 8/01/22                                          Aaa      8/01 at 102       2,434,684
       5,285,000   Brea Public Financing Authority (Orange County,
                    California), 1991 Tax Allocation Revenue Bonds,
                    Series A (Redevelopment Project AB),
                    6.750%, 8/01/22 (Pre-refunded to 8/01/01)                Aaa      8/01 at 102       5,906,093
       6,000,000   Cerritos Public Financing Authority (Cerritos,
                    California), 1993 Revenue Bonds, Series A (Tax
                    Exempt), (Los Cerritos Redevelopment Project
                    Loan), 6.050%, 11/01/20                                   A-     11/03 at 102       6,053,760
         285,000   ABAG Finance Corporation (California), Series A
                    Certificates of Participation, Cities of Concord,
                    Saratoga, Santa Cruz, and South Gate,
                    7.625% 6/01/11                                            A-      6/97 at 100         287,576
       2,110,000   County of Contra Costa, California, 1989 Home
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 7.700%, 11/01/09
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       2,428,420
       5,000,000   Culver City Redevelopment Financing Authority,
                    1993 Tax Allocation Refunding Revenue Bonds,
                    5.000%, 11/01/23                                         Aaa     11/03 at 102       4,488,050
       7,000,000   East Bay Municipal Utility District (Alameda and
                    Contra Costa Counties, California), Water System
                    Subordinated Revenue Bonds, Series 1991,
                    6.375%, 6/01/12 (Pre-refunded to 12/01/01)               Aaa     12/01 at 102       7,759,990
       5,000,000   Elk Grove Unified School District Community
                    Facilities District No. 1 Special Tax Bonds, Series
                    1990, 6.800%, 12/01/20 (Pre-refunded to 12/01/99)        Aaa     12/99 at 102       5,462,300
       8,180,000   Fresno Unified School District, Fresno County,
                    California, Certificates of Participation for Measure
                    a Capital Projects, Series of 1991B for Project
                    Phase VII, 6.850%, 5/01/12                                 A      5/99 at 102       8,516,362
                   City of Inglewood, California, Certificates of
                    Participation, (1991 Civic Center Improvement
                    Project):
       5,515,000    7.000%, 8/01/11                                            A      8/01 at 102       5,892,171
       5,000,000    7.000%, 8/01/19                                            A      8/01 at 102       5,327,750
       3,000,000    6.500%, 8/01/21                                            A      8/01 at 102       3,105,450


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 6,500,000   City of Loma Linda, California Hospital Revenue
                    Refunding Bonds (Loma Linda University Medical
                    Center Project), Series 1989-B, 7.000%, 12/01/15         Aaa     12/99 at 102     $ 7,023,575
       5,460,000   City of Loma Linda, California, Hospital Revenue
                    Bonds (Loma Linda University Medical Center
                    Project), Series 1990-B, 7.000%, 12/01/10
                    (Pre-refunded to 12/01/00)                               Aaa     12/00 at 102       6,078,345
       9,350,000   City of Loma Linda, California, Hospital Revenue
                    Refunding Bonds (Loma Linda University Medical
                    Center Project), Series 1993-C, 5.375%, 12/01/22         Aaa     12/03 at 102       8,685,683
       2,885,000   The City of Los Angeles, Insured Certificates of
                    Participation, Ararat Home of Los Angeles,
                    7.250%, 6/01/21                                            A      6/01 at 102       3,107,837
       3,500,000   Department of Water and Power of the City of Los
                    Angeles, California, Electric Plant Revenue Bonds,
                    Second Issue of 1990, 7.250%, 9/15/30                     Aa      9/00 at 102       3,906,245
       6,375,000   Department of Water and Power of the City of Los
                    Angeles Electric Plant Revenue Bonds, Issue of 1991,
                    7.100%, 1/15/31                                           Aa      1/01 at 102       7,090,148
       7,500,000   Harbor Department of the City of Los Angeles
                    Revenue Bonds, Issue of 1996, 6.200%, 8/01/25
                    (Alternative Minimum Tax)                                Aaa      8/06 at 101       7,884,300
       4,255,000   Los Angeles Unified School District, Certificates of
                    Participation (Capital Facilities Project, 1991A),
                    7.000%, 5/01/99                                            A     No Opt. Call       4,507,109
       3,300,000   The City of Los Angeles Wastewater System Revenue
                    Bonds, Series 1990-B, 7.150%, 6/01/20
                    (Pre-refunded to 6/01/00)                                AAA      6/00 at 102       3,661,515
       3,000,000   The City of Los Angeles Wastewater System Revenue
                    Bonds, Refunding Series 1991-C, 7.100%, 6/01/18           A1      6/99 at 102       3,211,980
      10,000,000   Los Angeles County Public Works Finance Authority,
                    Revenue Bonds, Series 1994A (Los Angeles County
                    Regional Park and Open Space District),
                    6.000%, 10/01/15                                          Aa     10/04 at 102      10,296,900
       7,500,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    6.900%, 7/01/21 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       8,412,750
       6,000,000   County of Madera, California, Certificates of
                    Participation (Valley Children's Hospital Project),
                    Series 1995, 5.750%, 3/15/28                             Aaa      3/05 at 102       5,961,120
       3,325,000   Mammoth County Water District (Mono County,
                    California), Certificates of Participation (Wastewater
                    Capital Improvement Project), 7.400%, 12/15/10            A-     12/00 at 103       3,629,869


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


    $ 10,135,000   The Metropolitan Water District of Southern
                    California Water Revenue Bonds, Issue of 1992,
                    8.000%, 7/01/08                                           Aa     No Opt. Call    $ 12,736,756
       6,375,000   Mt. Diablo Hospital District, Insured Hospital
                    Revenue Bonds, 1990 Series A, 7.000%, 12/01/17
                    (Pre-refunded to 12/01/00)                               Aaa     12/00 at 102       7,096,969
      14,135,000   Northern California Power Agency, Hydroelectric
                    Project Number One Revenue Bonds, Refunding
                    Series E, 7.150%, 7/01/24                                  A      7/98 at 102      14,837,085
       1,390,000   City of Palm Springs Financing Authority Revenue
                    (Tax Allocation), Bonds 1991 Series B (Agency
                    Loans), 6.800%, 8/01/11                                   A-      8/01 at 102       1,472,622
       1,705,000   City of Palm Springs Financing Authority Revenue
                    (Tax Allocation), Bonds 1991 Series B (Agency
                    Loans), 6.800%, 8/01/11 (Pre-refunded to 8/01/05)        N/R      8/05 at 100       1,953,316
       2,345,000   Pleasanton Joint Powers Financing Authority
                    Reassessment Revenue Bonds, 1993 Series A,
                    6.150%, 9/02/12                                          Baa      9/03 at 102       2,417,765
       2,550,000   Riverside Public Financing Authority (Riverside
                    County, California), 1991 Revenue Bonds, Series A
                    (Multiple Project Loans), 8.000%, 2/01/18                N/R      2/01 at 102       2,740,766
       3,700,000   Riverside Public Financing Authority,
                    8.000%, 2/01/18 (Pre-refunded to 2/01/01)                N/R      2/01 at 102       4,238,276
      19,000,000   Sacramento City Financing Authority 1991 Revenue
                    Bonds, 6.800%, 11/01/20 (Pre-refunded to 11/01/01)       Aaa     11/01 at 102      21,367,020
       1,350,000   City of St. Helena, Certificates of Participation, ABAG
                    Finance Corporation (California), 7.875%, 6/01/11        BBB      6/00 at 102       1,516,887
       1,250,000   CSAC Lease Financing Program Certificates of
                    Participation (San Benito County, California - Jail
                    and Juvenile Hall Facilities Project), 7.400%, 8/01/11  Baa1      8/98 at 102       1,305,100
       3,920,000   City of San Diego, California, Certificates of
                    Participation (Balboa Park and Mission Bay Park
                    Capital Improvements Program), Series 1991,
                    6.900%, 7/15/21                                           Aa      7/01 at 100       4,317,018
       3,450,000   Airport Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 5,
                    6.500%, 5/01/24 (Alternative Minimum Tax)                Aaa      5/04 at 102       3,707,198
       6,765,000   Airports Commission City and County of San Francisco,
                    California, San Francisco International Airport,
                    Second Series Revenue Bonds, Issue 10,
                    5.700%, 5/01/26 (Alternative Minimum Tax)                Aaa      5/06 at 102       6,627,806
       5,235,000   City and County of San Francisco, Redevelopment
                    Financing Authority, 1993 Series C Tax Allocation
                    Revenue Bonds (San Francisco Redevelopment
                    Projects), 5.125%, 8/01/18                                 A      8/03 at 103       4,789,502


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,000,000   San Mateo County Joint Powers Financing Authority
                    Lease Revenue Bonds (San Mateo County Health
                    Center), 1994 Series A, 6.125%, 7/15/14                  Aaa      7/04 at 102     $ 5,267,450
       4,000,000   County of Santa Clara, California, Certificates of
                    Participation (The Terraces of Los Gatos Project),
                    1991 Series, American Baptist Homes of the West,
                    6.900%, 3/01/18                                            A      3/01 at 102       4,235,920
                   Santa Clarita Public Financing Authority Local
                    Agency Revenue Bonds, Series 1991:
       6,800,000    7.000%, 10/01/20                                          A-      4/97 at 100       6,806,188
       3,000,000    6.750%, 10/01/21                                          A-     10/01 at 102       3,202,590
       6,925,000   Santa Monica Community College District,
                    Refunding Certificates of Participation 1991
                    Series A, 7.150%, 6/01/08                                  A      6/01 at 102       7,527,405
       2,860,000   Southern California Home Financing Authority
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Mortgage-Backed Securities Program),
                    1991 Issue B, 6.900%, 10/01/24 (Alternative
                    Minimum Tax)                                             AAA     10/01 at 102       2,977,717
      10,500,000   Southern California Public Power Authority,
                    Transmission Project Revenue Bonds, 1993
                    Subordinate Refunding Series (Southern
                    Transmission Project), 5.000%, 7/01/22                   Aaa      7/03 at 100       9,448,740
       6,500,000   Tri-City Hospital District (Oceanside, California),
                    Insured Revenue Bonds, Series 1991,
                    7.500%, 2/01/17 (Pre-refunded to 2/01/02)                Aaa      2/02 at 102       7,499,114
      10,000,000   Tustin Community Redevelopment Agency Town
                    Center Area Redevelopment Project, Subordinate
                    Tax Allocation Bonds, Series 1991, 6.800%, 12/01/16      Aaa     12/01 at 102      11,065,800
       6,000,000   The Regents of the University of California Refunding
                    Revenue Bonds (1989 Multiple Purpose Projects),
                    Series C, 5.000%, 9/01/23                                Aaa      9/03 at 102       5,387,760
       3,300,000   The Regents of the University of California,
                    Refunding Revenue Bonds (Multiple Purpose
                    Projects), Series A, 6.875%, 9/01/16 (Pre-refunded
                    to 9/01/02)                                               A-      9/02 at 102       3,743,255
       3,000,000   Westminster Redevelopment Agency, Westminster
                    Commercial Redevelopment Project No. 1, 1991
                    Tax Allocation Bonds, Series A (Orange County,
                    California), 7.300%, 8/01/21                            BBB+      8/01 at 102       3,244,860
       1,665,000   Yosemite Community College District, Certificates
                    of Participation, 7.750%, 7/01/11 (Pre-refunded
                    to 7/01/01)                                              N/R      7/01 at 102       1,934,280


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,715,000   Puerto Rico Housing Bank and Finance Agency,
                    Affordable Housing Mortgage Subsidy Program,
                    Single Family Mortgage Revenue Bonds, Portfolio I,
                    6.250%, 4/01/29 (Alternative Minimum Tax)                Aaa      4/05 at 102     $ 5,821,584
------------------------------------------------------------------------------------------------------------------
    $461,555,000   Total Investments - (cost $453,494,527) - 97.8%                                    486,032,059
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.1%
     $ 2,125,000   California Health Facilities Financing Authority,
                    Refunding Revenue Bonds (St. Joseph Health
                    System), Series 1985B, Variable Rate Demand
                    Bonds, 3.350%, 7/01/13+                               VMIG-1                        2,125,000
         500,000   California Pollution Control Financing Authority,
                    Pollution Control Refunding Revenue Bonds
                    (Pacific Gas and Electric Company), 1996 Series C,
                    Variable Rate Demand Bonds, 3.400%, 11/01/26+           A-1+                          500,000
         700,000   Tri-Modal Variable Rate Revenue Refunding
                    Certificates of Participation (House Ear Institute),
                    1993 Series A, Variable Rate Demand Bonds,
                    3.350%, 12/01/18+                                       A-1+                          700,000
       1,000,000   California Statewide Community Development
                    Authority Certificates of Participation Revenue
                    (Sutter Health Obligation Group), Variable Rate
                    Demand Bonds, 3.350%, 7/01/15+                           A-1                        1,000,000
       1,300,000   City of Santa Ana, Multi-Model Interchangeable
                    Rate Health Facility Revenue Bonds (Town and
                    Country Manor Project), Series 1990, Variable Rate
                    Demand Bonds, 3.350%, 10/01/20+                          A-1                        1,300,000
------------------------------------------------------------------------------------------------------------------
     $ 5,625,000   Total Temporary Investments - 1.1%                                                   5,625,000
=================-------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.1%                                                 5,203,644
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $496,860,703
==================================================================================================================


                                                                         NUMBER OF      MARKET        MARKET
                      STANDARD & POOR'S                      MOODY'S     SECURITIES     VALUE         PERCENT


  SUMMARY OF                         AAA                         Aaa         34     $203,578,465        42%
  RATINGS*                  AA+, AA, AA-           Aa1, Aa, Aa2, Aa3         14       91,717,240        19
  PORTFOLIO OF                        A+                          A1          5       33,675,229         7
  INVESTMENTS                      A, A-                   A, A2, A3         23      137,709,875        28
  (EXCLUDING             BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3          4        8,484,612         2
  TEMPORARY                    Non-rated                   Non-rated          4       10,866,638         2
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      84     $486,032,059       100%
=================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC. (NUC)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,000,000   Auxiliary Organization Revenue Certificates of
                    Participation (The University Corporation-California
                    State University, Northridge), Series 1996,
                    6.000%, 4/01/26                                          Aaa      4/06 at 101     $ 1,032,240
       4,050,000   CSAC Finance Corporation, Nevada County Project,
                    Fixed Rate Certificates of Participation (California
                    Counties Lease Financing Program - Nevada
                    County Project), Series 1986, 7.600%, 10/01/19
                    (Pre-refunded to 4/01/98)                                  A      4/98 at 101       4,258,980
       7,430,000   California Educational Facilities Authority, Revenue
                    Bonds (University of San Francisco), Series 1992,
                    6.400%, 10/01/17 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102       8,312,981
       3,000,000   California Educational Facilities Authority, Revenue
                    Bonds (Santa Clara University), Series 1991,
                    6.250%, 2/01/16 (Pre-refunded to 2/01/02)                 A1      2/02 at 102       3,281,160
                   California Educational Facilities Authority, Revenue
                    Bonds (University of San Diego), Series 1992:
       1,965,000    6.500%, 10/01/08                                           A     10/02 at 102       2,103,591
       5,000,000    6.500%, 10/01/22                                           A     10/02 at 102       5,248,100
       2,000,000   California Educational Facilities Authority Revenue
                    Bonds (University of San Francisco), Series 1996,
                    6.000%, 10/01/26                                         Aaa     10/06 at 102       2,068,280
       2,500,000   California Health Facilities Financing Authority,
                    Insured Revenue Bonds (Episcopal Homes
                    Foundation Project), Series 1985A, 7.750%, 7/01/06         A      7/98 at 102       2,656,425
       1,000,000   California Health Facilities Financing Authority,
                    Insured Health Facilities Revenue Bonds (Los
                    Medanos, Health Care Corporation), 1990 Series A,
                    7.250%, 3/01/20                                            A      3/00 at 102       1,060,750
       4,000,000   California Health Facilities Financing Authority,
                    Insured Health Facility Revenue Refunding Bonds
                    (Valley Memorial Hospital), 1993 Series A,
                    6.000%, 5/01/17                                            A      5/03 at 102       4,042,040
       3,680,000   California Health Facilities Financing Authority,
                    Health Facility Revenue Bonds (Health Dimensions,
                    Incorporated), 1990 Series A, 7.375%, 5/01/07
                    (Pre-refunded to 5/01/00)                                Aaa      5/00 at 102       4,086,382
       3,225,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Revenue Bonds, 1990 Series A,
                    6.500%, 12/01/20                                          AA     12/00 at 102       3,443,849
       6,000,000   California Health Facilities Financing Authority,
                    Insured Revenue Bonds (Southern California
                    Presbyterian Homes), Series 1991, 6.750%, 6/01/21          A      6/01 at 102       6,403,020


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,290,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1988 Series E, 8.350%, 8/01/19
                    (Alternative Minimum Tax)                                 Aa      8/98 at 102     $ 1,341,316
       1,810,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1991 Series G, 7.050%, 8/01/27
                    (Alternative Minimum Tax)                                 Aa      8/01 at 102       1,898,201
       5,250,000   California Housing Finance Agency, Multi-Unit
                    Rental Housing Revenue Bonds II, 1992 Series B,
                    6.700%, 8/01/15                                           A1      8/02 at 102       5,496,068
       4,410,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1995 Series B, 7.125%, 2/01/26
                    (Alternative Minimum Tax)                                 Aa      2/05 at 102       4,695,239
       5,000,000   California Pollution Control Finance Authority,
                    Pollution Control Revenue Bonds (Laidlaw Inc.),
                    1992 Series A, 6.500%, 5/01/02 (Alternative
                    Minimum Tax)                                             Aa3      5/97 at 102       5,109,450
      10,000,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Southern
                    California Edison Company), 1991 Series,
                    6.900%, 12/01/17 (Alternative Minimum Tax)               Aa3     12/01 at 102      10,673,500
       5,000,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Pacific Gas and
                    Electric Company), 1992 Series A, 6.625%, 6/01/09
                    (Alternative Minimum Tax)                                  A      6/02 at 102       5,305,950
       8,000,000   California Pollution Control Financing Authority,
                    Solid Waste Revenue Bonds (North County
                    Recycling Center), 1991 Series A Bonds,
                    6.750%, 7/01/17                                          Aaa      7/02 at 102       9,188,640
      14,000,000   California Statewide Communities Development
                    Authority, Revenue Certificates of Participation
                    (Cedars-Sinai Medical Center), 6.500%, 8/01/15            A1      8/02 at 102      14,622,300
       1,250,000   California Statewide Communities Development
                    Authority, Hospital Revenue Certificates of
                    Participation, Cedars-Sinai Medical Center, Series
                    1992, 6.500%, 8/01/12                                     A1     No Opt. Call       1,372,613
       3,570,000   California Statewide Communities Development
                    Authority (Triad Healthcare), Revenue Refunding
                    Series 1992, Certificates of Participation,
                    6.250%, 8/01/06                                            A     No Opt. Call       3,854,600
      10,050,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (The Trustees of The
                    California State University), 1992 Series A (Various
                    California State University Project),
                    6.700%, 10/01/17 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102      11,388,459


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A (California State of Prison-Monterey
                    County (Soledad II)):
     $ 6,950,000    6.875%, 11/01/14 (Pre-refunded to 11/01/04)              Aaa     11/04 at 102     $ 8,129,276
       7,625,000    7.000%, 11/01/19 (Pre-refunded to 11/01/04)              Aaa     11/04 at 102       8,977,446
       2,110,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (Department of Corrections),
                    1991 Series A (State Prisons-Imperial County),
                    6.500%, 9/01/11 (Pre-refunded to 9/01/01)                  A      9/01 at 102       2,341,045
       2,500,000   State Public Works Board of the State of California,
                    Lease Revenue Refunding Bonds (Department of
                    Corrections), Monterey County (Soledad II)),
                    5.625%, 11/01/19                                         Aaa     11/06 at 102       2,471,375
                   State of California, Various Purpose General
                    Obligation Bonds:
      10,000,000    6.400%, 9/01/07                                           A1     No Opt. Call      11,233,600
       2,500,000    7.000%, 2/01/09                                           A1     No Opt. Call       2,924,025
       7,985,000    5.750%, 3/01/19                                           A1      3/05 at 101       8,018,138
       2,000,000   State of California, Department of Water Resources,
                    Central Valley Project, Water System Revenue
                    Bonds, Series K, 6.400%, 12/01/26 (Pre-refunded
                    to 6/01/02)                                               Aa  6/02 at 101 1/2       2,212,140
                   County of Alameda, Certificates of Participation
                    (1992 Capital Projects), Alameda County Public
                    Facilities Corporation:
       7,865,000    6.750%, 6/01/16                                            A      6/02 at 102       8,567,345
      10,000,000    6.000%, 6/01/22                                            A      6/02 at 102      10,166,300
       5,000,000   Certificates of Participation (1991 Financing Project),
                    County of Alameda, California, Alameda County
                    Public Facilities Corporation, 6.000%, 9/01/21           Aaa      9/06 at 102       5,185,350
       2,000,000   Coachella Valley Water District, Improvement
                    District No. 71 (Storm Water District), (Riverside,
                    Imperial, and San Diego Counties, California),
                    1992 Certificates of Participation (Flood Control
                    Project), 6.750%, 10/01/12                                 A     10/02 at 102       2,143,840
       2,200,000   City of Coalinga, California, Certificates of
                    Participation (1989 Coalinga Return to Custody
                    Facility), 7.000%, 4/01/10                              BBB+      4/00 at 102       2,306,942
       3,000,000   Contra Costa Water Authority (Contra Costa County,
                    California), Water Treatment Revenue Bonds,
                    1990 Series A, 6.875%, 10/01/20 (Pre-refunded
                    to 10/01/00)                                             N/R     10/00 at 102       3,309,600


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


    $ 12,805,000   County of Contra Costa, California, 1988 Home
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 8.250%, 6/01/21
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call    $ 16,535,481
       2,255,000   City of Corona (California), Single Family Mortgage
                    Revenue Bonds, Series 1996A (Senior),
                    6.050%, 5/01/27                                          Aaa     11/06 at 102       2,286,818
       2,100,000   Cudahy Redevelopment Agency, Cudahy
                    Redevelopment Project, Tax Allocation Refunding
                    Bonds, Series 1994A, 6.700%, 9/01/24                     BBB      9/03 at 102       2,130,513
       5,000,000   Culver City Redevelopment Financing Authority,
                    1993 Tax Allocation Refunding Revenue Bonds,
                    4.600%, 11/01/20                                         Aaa     11/03 at 102       4,229,500
      12,745,000   Delta Counties Home Mortgage Finance Authority,
                    Single Family Mortgage Revenue Bonds (Fannie
                    Mae and Ginnie Mae Mortgage-Backed Securities
                    Program), 1992 Series A, 6.750%, 12/01/25
                    (Alternative Minimum Tax)                                AAA      6/02 at 102      13,238,614
       3,000,000   Fontana Public Financing Authority (San Bernardino
                    County, California), Tax Allocation Revenue Bonds
                    (North Fontana Redevelopment Project), 1990
                    Series A, 7.250%, 9/01/20                                BB+      9/00 at 102       3,068,730
      10,000,000   Fontana Redevelopment Agency, Jurupa Hills
                    Redevelopment Project Area (County of San
                    Bernardino, California), Refunding Tax Allocation
                    Bonds, 1992 Series A, 7.100%, 10/01/23                   BBB     10/02 at 102      10,588,000
       1,700,000   Foothill-De Anza Community College District
                    (County of Santa Clara, California), Certificates of
                    Participation (1992 De Anza Campus Center
                    Project), 7.350%, 3/01/07                                 A-      3/02 at 102       1,882,682
      12,000,000   Foothill/Eastern Transportation Corridor Agency,
                    Toll Road Revenue Bonds Series 1995A,
                    6.000%, 1/01/34                                          Baa      1/05 at 102      11,919,480
       2,725,000   City of Fresno, California, Certificates of Participation
                    (1992 Street Improvement Project),
                    6.625%, 12/01/11                                          A1     12/00 at 102       2,887,138
       7,000,000   Fresno Unified School District, Fresno County,
                    California, Certificates of Participation for Measure
                    ACapital Projects, Series of 1991C for Project
                    Phase VIII, 7.000%, 5/01/12                          Con (A)      5/99 at 102       7,313,390
       5,210,000   Fresno Unified School District, Fresno County,
                    California, Certificates of Participation for Measure
                    ACapital Projects, Series of 1992B for Project
                    Phase IX, 6.700%, 5/01/12                                  A      5/00 at 102       5,443,669


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 4,000,000   Inland Empire Solid Waste Financing Authority
                    Revenue Bonds, 1996 Series B (Landfill
                    Improvement Financing Project), 6.250%, 8/01/11
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call     $ 4,287,600
       3,250,000   The Housing Authority of the County of Kern,
                    Multifamily Housing Revenue Bonds (North
                    Meadows Project), 1985 Series F, 6.300%, 12/01/97       Baa1      No Opt. Cal       3,264,625
       8,000,000   Lancaster School District, Certificates of Participation
                    (1992 Refunding Project), 7.000%, 3/01/22                Aaa      3/02 at 102       9,069,360
       3,110,000   City of Loma Linda, California, Hospital Revenue
                    Bonds (Loma Linda University Medical Center
                    Project), Series 1993-A, 6.500%, 12/01/18                BBB     12/03 at 102       3,193,068
       5,435,000   Community Redevelopment Financing Authority of
                    the Community Redevelopment Agency of the
                    City of Los Angeles, California, Pooled Financing
                    Bonds, Series A (Bunker Hill, Los Angeles Harbor
                    Industrial Center and Monterey Hills
                   Projects), 6.375%, 9/01/14                               Baa1      9/02 at 102       5,578,158
       4,030,000   Department of Water and Power of the City of Los
                    Angeles, California, Electric Plant Revenue Bonds,
                    Issue of 1989, 7.375%, 2/01/29                            Aa      2/99 at 102       4,347,040
       4,060,000   Department of Water and Power of The City of Los
                    Angeles, Water Works Refunding Revenue Bonds,
                    Second Issue of 1993, 4.500%, 5/15/13                     Aa      5/03 at 102       3,601,788
       8,400,000   Department of Water and Power of The City of Los
                    Angeles, Water Works Refunding Revenue Bonds,
                    Second Issue of 1993, 4.500%, 5/15/30                    Aaa      5/03 at 102       6,751,584
       4,500,000   City of Los Angles, California, Wastewater System
                    Revenue Bonds, Series 1991-D, 6.700%, 12/01/21
                    (Pre-refunded to 12/01/00)                               Aaa     12/00 at 102       4,981,770
       2,000,000   Redevelopment Agency of the City of Moorpark,
                    Moorpark Redevelopment Project, 1993 Tax
                    Allocation Bonds, 6.125%, 10/01/18                        A-     10/03 at 102       2,017,120
      15,190,000   Northern California Power Agency, Hydroelectric
                    Project Number One Revenue Bonds, Refunding
                    Series E, 7.150%, 7/01/24                                  A      7/98 at 102      15,944,487
      15,300,000   Ontario Redevelopment Financing Authority (San
                    Bernardino County, California), 1995 Revenue
                    Refunding Bonds (Ontario Redevelopment
                    Project No. 1), 7.400%, 8/01/25                          Aaa     No Opt. Call      19,440,792
      10,000,000   County of Orange, California, Certificates of
                    Participation (Civic Center Expansion Project),
                    6.700%, 8/01/18                                          Aaa      8/01 at 102      11,156,100
       3,400,000   Orange County Development Agency, Santa Ana
                    Heights Project Area, 1993 Tax Allocation Revenue
                    Bonds, 6.125%, 9/01/23 (DD)                              Baa      9/03 at 102       3,406,664


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   Orange County Local Transportation Authority
                    (Orange County, California), Measure M Sales Tax
                    Revenue Bonds (Limited Tax Bonds):
     $ 3,000,000    6.000%, 2/15/07                                           Aa     No Opt. Call     $ 3,230,670
       4,250,000    6.000%, 2/15/08                                           Aa     No Opt. Call       4,564,415
       2,000,000   County of Orange, California, 1996 Recovery,
                    Certificates of Participation, Series A,
                    6.000%, 7/01/26                                          Aaa      7/06 at 102       2,055,320
       6,670,000   City of Redlands, Certificates of Participation (1993
                    Refunding of 1986 and 1987 Projects),
                    6.800%, 3/01/07                                          Aaa      3/97 at 100       6,688,476
       3,300,000   County of Riverside, California, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), Issue B of 1989,
                    7.600%, 11/01/19 (Alternative Minimum Tax)               AAA     11/99 at 102       3,457,905
       4,000,000   County of San Bernardino, California, Certificates of
                    Participation (West Valley Detention Center Project),
                    7.600%, 11/01/06 (Pre-refunded to 11/01/98)              Aaa     11/98 at 102       4,329,320
      13,525,000   County of San Bernardino, California, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities), 1989 Series A, 7.750%, 11/01/14
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call      16,588,007
       3,000,000   San Diego County Water Authority, Water Revenue
                    Certificates of Participation, Series 1989A,
                    7.300%, 5/01/09 (Pre-refunded to 5/01/97)                Aaa      5/97 at 102       3,079,590
       8,295,000   San Diego County Water Authority, Water Revenue
                    Certificates of Participation, Series 1991A,
                    6.300%, 5/01/05                                           Aa      5/01 at 102       8,891,162
       3,385,000   The Community Redevelopment Agency of the
                    City of Santa Ana, Orange County, California,
                    Santa Ana South Harbor Boulevard/Fairview Street
                    Redevelopment Project, 1989 Series CTax
                    Allocation Refunding Bonds, 7.250%, 9/01/09               A-      9/99 at 102       3,531,266
       2,000,000   City of Santa Barbara, California, Certificates of
                    Participation (1992 Water System Improvement
                    Project and Refunding), 6.700%, 4/01/27                  Aaa      4/02 at 102       2,203,540
       3,000,000   City of Santa Barbara, California, Certificates of
                    Participation (Harbor Refunding Project),
                    6.750%, 10/01/27                                           A     10/02 at 102       3,211,260
       2,575,000   City of Santa Maria, Revenue, Certificates of
                    Participation (Marian Medical Center),
                    6.750%, 9/01/22                                            A      9/02 at 102       2,700,660
       4,300,000   Sierra View Local Hospital District, Insured Health
                    Facility Revenue Bonds, Series 1992,
                    6.400%, 3/01/22                                            A      3/02 at 102       4,448,092


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,730,000   Southern California Home Financing Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Mortgage-Backed Securities Program),
                    1991 Issue A, 7.350%, 9/01/24 (Alternative
                    Minimum Tax)                                             AAA      3/01 at 102     $ 1,825,479
       1,715,000   Southern California Home Financing Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Mortgage-Backed Securities Program),
                    1992 Issue A, 6.750%, 9/01/22 (Alternative
                    Minimum Tax)                                             AAA      3/02 at 102       1,773,842
       5,500,000   Southern California Public Power Authority, Multiple
                    Project Revenue Bonds, 1989 Series, 6.750%, 7/01/11        A     No Opt. Call       6,213,460
       1,950,000   City of Torrance (California), Hospital Revenue Bonds
                    (Little Company of Mary Hospital Project), Series
                    1992, 6.875%, 7/01/15                                      A      7/02 at 102       2,084,336
       3,025,000   Tulare Local Hospital District, Insured Health
                    Facility Revenue Bonds, Series 1991A,
                    6.750%, 12/01/21                                           A     12/01 at 102       3,242,951
       6,185,000   The Regents of the University of California,
                    Refunding Revenue Bonds (Multiple Purpose
                    Projects), Series A, 6.875%, 9/01/16 (Pre-refunded
                    to 9/01/02)                                               A-      9/02 at 102       7,015,768
       8,000,000   City of Vista, Multifamily Housing Revenue
                    Refunding Bonds (Vista Hacienda Project), 1992
                    Series A, 6.950%, 4/01/17                                AAA      4/02 at 102       8,372,080
                   Housing Authority of the County of Yolo, 1992
                    Refunding Revenue Bonds, Series A (Russell
                    Park Apartments):
       1,000,000    6.900%, 11/01/08                                         Aa3      5/02 at 103       1,062,680
       1,030,000    7.000%, 11/01/14                                         Aa3      5/02 at 103       1,086,824
------------------------------------------------------------------------------------------------------------------
    $446,865,000   Total Investments - (cost $444,551,459) - 99.2%                                    481,151,830
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.1%
      $  700,000   California Statewide Community Development
=================   Authority Certificates of Participation Revenue
                    (Sutter Health Obligation Group), Variable Rate
                    Demand Bonds, 3.350%, 7/01/15+                           A-1                          700,000
------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 0.7%                                                 3,311,021
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $485,162,851
==================================================================================================================


                                                                        NUMBER OF       MARKET       MARKET
                      STANDARD & POOR'S                    MOODY'S      SECURITIES      VALUE        PERCENT


  SUMMARY OF                         AAA                       Aaa           30     $203,191,607        41%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3           14       56,158,274        12
  PORTFOLIO OF                        A+                        A1            8       49,835,042        10
  INVESTMENTS                      A, A-                 A, A2, A3           26      123,201,127        26
  (EXCLUDING             BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3            8       42,387,450         9
  TEMPORARY                 BB+, BB, BB-         Ba1, Ba, Ba2, Ba3            1        3,068,730         1
  INVESTMENTS):                Non-rated                 Non-rated            1        3,309,600         1
-------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      88     $481,151,830       100%
=============================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
Con. Rating is conditional. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings by projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(DD) Security purchased as a delayed delivery basis (see note 1 of the Notes to Financial Statements).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS
(Unaudited)

                                                            NCA                NCP               NCO                  NQC


ASSETS
Investments in municipal securities, at market
   value (note 1)                                       $250,795,002       $281,133,179       $178,191,156       $291,214,475
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                  3,000,000               --              800,000          1,300,000
Cash                                                          24,838            186,400              7,831            116,110
Receivables:
   Interest                                                3,867,594          4,984,580          2,641,878          4,381,019
   Investments sold                                             --               20,000               --                 --
Other assets                                                  52,119             28,259             18,564             26,639
                                                        ------------       ------------       ------------       ------------
     Total assets                                        257,739,553        286,352,418        181,659,429        297,038,243
                                                        ------------       ------------       ------------       ------------

LIABILITIES
Payable for investments purchased                          3,305,248               --                 --                 --
Accrued expenses:
   Management fees (note 6)                                  124,633            140,354             89,751            145,430
   Other                                                     121,100             66,393             66,462             68,037
Preferred share dividends payable                                N/A             24,098              9,040             33,430
Common share dividends payable                             1,209,074          1,076,756            668,661          1,085,398
                                                        ------------       ------------       ------------       ------------
     Total liabilities                                     4,760,055          1,307,601            833,914          1,332,295
                                                        ------------       ------------       ------------       ------------
Net assets (note 7)                                     $252,979,498       $285,044,817       $180,825,515       $295,705,948
                                                        ============       ============       ============       ============

Preferred shares, at liquidation value                           N/A       $ 90,000,000       $ 55,000,000       $ 90,000,000
                                                        ============       ============       ============       ============

Preferred shares outstanding                                     N/A              3,600              2,200              3,600
                                                        ============       ============       ============       ============

Common shares outstanding                                 25,189,046         12,520,423          7,913,148         13,156,343
                                                        ============       ============       ============       ============

Netasset value per Common share outstanding
   (net assets less Preferred shares at
   liquidation value (if applicable),
   divided by Common shares outstanding)                $      10.04       $      15.58       $      15.90       $      15.64
                                                        ============       ============       ============       ============

N/A - Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.


                                                                NVC                          NUC
------------------------------------------------------------------------------------------------------


ASSETS
Investments in municipal securities, at market
   value (note 1)                                            $486,032,059               $481,151,830
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                       5,625,000                    700,000
Cash                                                              110,884                     96,095
Receivables:
   Interest                                                     7,234,676                  8,687,761
   Investments sold                                                20,000                       --
Other assets                                                       43,547                     38,472
                                                             ------------               ------------
     Total assets                                             499,066,166                490,674,158
                                                             ------------               ------------

LIABILITIES
Payable for investments purchased                                    --                    3,405,407
Accrued expenses:
   Management fees (note 6)                                       242,110                    236,373
   Other                                                           98,146                     84,900
Preferred share dividends payable                                  22,680                     41,538
Common share dividends payable                                  1,842,527                  1,743,089
                                                             ------------               ------------
     Total liabilities                                          2,205,463                  5,511,307
                                                             ------------               ------------
Net assets (note 7)                                          $496,860,703               $485,162,851
                                                             ============               ============

Preferred shares, at liquidation value                       $150,000,000               $150,000,000
                                                             ============               ============

Preferred shares outstanding                                        6,000                      6,000
                                                             ============               ============

Common shares outstanding                                      22,469,847                 21,387,596
                                                             ============               ============

Netasset value per Common share outstanding
   (net assets less Preferred shares at
   liquidation value, divided by Common
   shares outstanding)                                       $      15.44               $      15.67
                                                             ============               ============

See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Six months ended February 28, 1997
(Unaudited)

                                                                      NCA             NCP              NCO              NQC


INVESTMENT INCOME
Tax-exempt interest income (note 1)                               $ 8,408,806      $ 9,121,528      $ 5,666,871      $ 9,226,354
                                                                  -----------      -----------      -----------      -----------
Expenses:
   Management fees (note 6)                                           787,026          905,259          577,508          936,461
   Preferred shares--auction fees                                         N/A          112,500           68,750          112,500
   Preferred shares--dividend disbursing agent fees                       N/A           12,301            7,401            7,401
   Shareholders' servicing agent fees and expenses                     35,877           15,409            9,596           14,706
   Custodian's fees and expenses                                       27,533           29,108           23,675           29,421
   Directors' fees and expenses (note 6)                                1,072            1,348              935            1,388
   Professional fees                                                    5,085           11,606           11,335           11,630
   Shareholders' reports--printing and mailing expenses                36,427           22,460           10,422           23,803
   Stock exchange listing fees                                         16,349           12,237            8,163           12,277
   Investor relations expense                                          12,216            9,587            6,353           10,096
   Other expenses                                                       8,342            8,813            9,084            8,826
                                                                  -----------      -----------      -----------      -----------
     Total expenses                                                   929,927        1,140,628          733,222        1,168,509
                                                                  -----------      -----------      -----------      -----------
       Net investment income                                        7,478,879        7,980,900        4,933,649        8,057,845
                                                                  -----------      -----------      -----------      -----------


REALIZED AND UNREALIZED GAIN
FROM INVESTMENTS
Net realized gain from investment transactions
   (notes 1 and 3)                                                    225,421           74,251           76,430           47,782
Net change in unrealized appreciation or depreciation
   of investments                                                   2,299,653        2,143,078        2,455,039        3,335,941
                                                                  -----------      -----------      -----------      -----------
       Net gain from investments                                    2,525,074        2,217,329        2,531,469        3,383,723
                                                                  -----------      -----------      -----------      -----------
Net increase in net assets from operations                        $10,003,953      $10,198,229      $ 7,465,118      $11,441,568
                                                                  ===========      ===========      ===========      ===========

N/A - Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.



                                                                        NVC                     NUC
---------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
Tax-exempt interest income (note 1)                                  $15,323,432             $14,733,866
                                                                     -----------             -----------
Expenses:
   Management fees (note 6)                                            1,560,409               1,518,653
   Preferred shares--auction fees                                        187,500                 187,500
   Preferred shares--dividend disbursing agent fees                       14,298                  14,802
   Shareholders' servicing agent fees and expenses                        20,544                  16,456
   Custodian's fees and expenses                                          39,151                  38,904
   Directors' fees and expenses (note 6)                                   2,198                   2,148
   Professional fees                                                      12,151                  12,114
   Shareholders' reports--printing and mailing expenses                   40,149                  48,971
   Stock exchange listing fees                                            16,208                  16,170
   Investor relations expense                                             16,229                  15,129
   Other expenses                                                         15,176                  12,151
                                                                     -----------             -----------
     Total expenses                                                    1,924,013               1,882,998
                                                                     -----------             -----------
       Net investment income                                          13,399,419              12,850,868
                                                                     -----------             -----------


REALIZED AND UNREALIZED GAIN
FROM INVESTMENTS
Net realized gain from investment transactions
   (notes 1 and 3)                                                       396,638                     486
Net change in unrealized appreciation or depreciation
   of investments                                                      6,394,836               9,006,802
                                                                     -----------             -----------
       Net gain from investments                                       6,791,474               9,007,288
                                                                     -----------             -----------
Net increase in net assets from operations                           $20,190,893             $21,858,156
                                                                     ===========             ===========

See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                            NCA                                 NCP

                                                            Six months ended    Year ended      Six months ended     Year ended
                                                                 2/28/97          8/31/96           2/28/97           8/31/96
---------------------------------------------------------------------------------------------------------------------------------


OPERATIONS
Net investment income                                        $   7,478,879     $  13,921,341     $   7,980,900     $  15,964,701
Net realized gain from investment transactions
   (notes 1 and 3)                                                 225,421         3,342,828            74,251           494,226
Net change in unrealized appreciation or depreciation
   of investments                                                2,299,653        (6,339,050)        2,143,078        (1,068,494)
                                                             -------------     -------------     -------------     -------------
     Net increase in net assets from operations                 10,003,953        10,925,119        10,198,229        15,390,433
                                                             -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                        (7,494,523)      (14,178,555)       (6,453,980)      (12,828,577)
     Preferred shareholders                                            N/A               N/A        (1,347,421)       (3,061,546)
From accumulated net realized gains from
investment transactions:
     Common shareholders                                        (2,245,206)       (1,191,439)         (236,296)             --
     Preferred shareholders                                            N/A               N/A           (57,906)             --
In excess of net realized gains:
     Common shareholders                                              --                --                --                --
     Preferred shareholders                                            N/A               N/A              --                --
                                                             -------------     -------------     -------------     -------------
   Decrease in net assets from distributions
     to shareholders                                            (9,739,729)      (15,369,994)       (8,095,603)      (15,890,123)
                                                             -------------     -------------     -------------     -------------

CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition
   of NCM (note 1)                                                    --          61,944,964              --                --
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions               767,644         1,021,632           837,862           837,705
                                                             -------------     -------------     -------------     -------------
Net increase in net assets from capital
share transactions                                                 767,644        62,966,596           837,862           837,705
                                                             -------------     -------------     -------------     -------------
     Net increase (decrease) in net assets                       1,031,868        58,521,721         2,940,488           338,015

Net assets at beginning of period                              251,947,630       193,425,909       282,104,329       281,766,314
                                                             -------------     -------------     -------------     -------------
Net assets at end of period                                  $ 252,979,498     $ 251,947,630     $ 285,044,817     $ 282,104,329
                                                             =============     =============     =============     =============

Balance of undistributed net investment income at
   end of period                                             $     107,745     $     123,389     $     852,660     $     673,161
                                                             =============     =============     =============     =============

N/A - Fund is not authorized to issue Preferred Shares.

See accompanying notes to financial statements.


                                                                        NCO                              NQC

                                                        Six months ended   Year ended    Six months ended    Year ended
                                                            2/28/97         8/31/96          2/28/97          8/31/96
------------------------------------------------------------------------------------------------------------------------


OPERATIONS
Net investment income                                   $   4,933,649    $   9,837,055    $   8,057,845    $  16,155,006
Net realized gain from investment transactions
   (notes 1 and 3)                                             76,430          121,102           47,782          272,395
Net change in unrealized appreciation or depreciation
   of investments                                           2,455,039         (325,510)       3,335,941         (379,617)
                                                        -------------    -------------    -------------    -------------
     Net increase in net assets from operations             7,465,118        9,632,647       11,441,568       16,047,784
                                                        -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                   (4,006,989)      (8,046,049)      (6,502,498)     (13,286,809)
     Preferred shareholders                                  (880,968)      (1,828,844)      (1,423,944)      (2,876,627)
From accumulated net realized gains from
investment transactions:
     Common shareholders                                         --           (111,518)            --               --
     Preferred shareholders                                      --            (28,918)            --               --
In excess of net realized gains:
     Common shareholders                                         --            (87,831)            --               --
     Preferred shareholders                                      --            (22,760)            --               --
                                                        -------------    -------------    -------------    -------------
   Decrease in net assets from distributions
     to shareholders                                       (4,887,957)     (10,125,920)      (7,926,442)     (16,163,436)
                                                        -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition
   of NCM (note 1)                                               --               --               --               --
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions          386,183          283,207          768,190        1,112,338
                                                        -------------    -------------    -------------    -------------
Net increase in net assets from capital
share transactions                                            386,183          283,207          768,190        1,112,338
                                                        -------------    -------------    -------------    -------------
     Net increase (decrease) in net assets                  2,963,344         (210,066)       4,283,316          996,686
Net assets at beginning of period                         177,862,171      178,072,237      291,422,632      290,425,946
                                                        -------------    -------------    -------------    -------------
Net assets at end of period                             $ 180,825,515    $ 177,862,171    $ 295,705,948    $ 291,422,632
                                                        =============    =============    =============    =============

Balance of undistributed net investment income at
   end of period                                        $     332,743    $     287,051    $     642,680    $     511,277
                                                        =============    =============    =============    =============

See accompanying notes to financial statements.


                                                                           NVC                             NUC

                                                           Six months ended   Year ended     Six months ended   Year ended
                                                                2/28/97         8/31/96           2/28/97         8/31/96
-----------------------------------------------------------------------------------------------------------------------------


OPERATIONS
Net investment income                                       $  13,399,419    $  26,586,839    $  12,850,868    $  25,627,699
Net realized gain from investment transactions
   (notes 1 and 3)                                                396,638        2,421,884              486           40,032
Net change in unrealized appreciation or depreciation
   of investments                                               6,394,836         (357,214)       9,006,802        4,272,873
                                                            -------------    -------------    -------------    -------------
     Net increase in net assets from operations                20,190,893       28,651,509       21,858,156       29,940,604
                                                            -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                      (11,049,780)     (21,986,737)     (10,383,950)     (20,493,631)
     Preferred shareholders                                    (2,153,165)      (4,746,184)      (2,322,026)      (4,927,592)
From accumulated net realized gains from
investment transactions:
     Common shareholders                                       (1,252,536)      (2,205,437)            --           (216,757)
     Preferred shareholders                                      (266,364)        (576,912)            --            (62,307)
In excess of net realized gains:
     Common shareholders                                             --               --               --           (145,910)
     Preferred shareholders                                          --               --               --            (41,943)
                                                            -------------    -------------    -------------    -------------
   Decrease in net assets from distributions
     to shareholders                                          (14,721,845)     (29,515,270)     (12,705,976)     (25,888,140)
                                                            -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition
   of NCM (note 1)                                                   --               --               --               --
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions            1,177,977        1,110,508          513,001          380,868
                                                            -------------    -------------    -------------    -------------
Net increase in net assets from capital
share transactions                                              1,177,977        1,110,508          513,001          380,868
                                                            -------------    -------------    -------------    -------------
     Net increase (decrease) in net assets                      6,647,025          246,747        9,665,181        4,433,332
Net assets at beginning of period                             490,213,678      489,966,931      475,497,670      471,064,338
                                                            -------------    -------------    -------------    -------------
Net assets at end of period                                 $ 496,860,703    $ 490,213,678    $ 485,162,851    $ 475,497,670
                                                            =============    =============    =============    =============

Balance of undistributed net investment income at
   end of period                                            $   1,052,628    $     856,154    $   1,517,526    $   1,372,634
                                                            =============    =============    =============    =============

See accompanying notes to financial statements.


NOTES TO FINANCIAL
STATEMENTS
(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT
ACCOUNTING POLICIES
                          At February 28, 1997, the California Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc. (NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC).

                          NCA is not authorized by its Articles of Incorporation to issue Preferred shares. Therefore, in the Notes to Financial Statements, "N/A" represents not-applicable.

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          On January 8, 1996, NCA acquired all of the net assets of Nuveen California Municipal Income Fund, Inc. (NCM) pursuant to a plan of reorganization approved by the shareholders of NCM on November 16, 1995. The acquisition was accomplished by a tax-free exchange of 6,045,848 shares of NCA for the 5,209,911 shares of NCM outstanding on January 8, 1996. NCM's net assets at that date of $61,944,964, including $3,919,735 of net unrealized appreciation, which were combined with that of NCA. The combined net assets of NCA immediately after the acquisition were $256,603,995.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      Portfolio securities for which market
                          quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors.
                          Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a
                          trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          February 28, 1997, NCA and NUC had purchase commitments of $3,305,248 and $3,405,407, respectively. There were no such purchase commitments in any of the other Funds.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Funds intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for NCA and $.01 per Common share for NCP, NCO, NQC, NVC and NUC. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state personal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds below have issued and outstanding
                          $25,000 stated value Preferred shares. Each Fund's
                          Preferred shares are issued in one or more Series. The dividend rate may change every seven days, as set by the Auction Agent. The number of Preferred shares outstanding, by Series and in total, at February 28, 1997, is as follows:


                                                          NCP             NCO             NQC             NVC


   Number of shares:
      Series M                                            --              --             3,600            --
      Series T                                           1,800            --              --             2,400
      Series W                                            --             2,200            --              --
      Series Th                                           --              --              --             3,600
      Series F                                           1,800            --              --              --
                                                         -----           -----           -----           -----
   Total                                                 3,600           2,200           3,600           6,000
                                                        ======          ======          ======          ======


                                                          NUC


   Number of shares:
      Series M                                             --
      Series T                                             --
      Series W                                           3,000
      Series Th                                            --
      Series F                                           3,000
                                                         -----
   Total                                                 6,000
                                                        ======


Derivative Financial      The Funds may invest in transactions in certain
Instruments               derivative financial instruments including futures,
                          forward, swap, and option contracts, and other financial instruments with similar characteristics.
                          Although the Funds are authorized to invest in such financial instruments, and may do in the future, they did not make any such investments during the six months ended February 28, 1997.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          Transactions in Common shares were as follows:


                                                                  NCA                             NCP

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        2/28/97         8/31/96         2/28/97         8/31/96


   Common shares:
   Shares issued in acquisition of NCM (note 1)           --           6,045,848          --              --
   Shares issued to shareholders due to reinvestment
      of distributions                                  72,002            99,248        51,873          53,371
                                                        ------         ---------        ------          ------
   Net increase                                         72,002         6,145,096        51,873          53,371
                                                        ======         =========        ======          ======


                                                                  NCO                             NQC

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        2/28/97         8/31/96         2/28/97         8/31/96


   Common shares:
   Shares issued in acquisition of NCM (note 1)            --              --             --              --
   Shares issued to shareholders due to reinvestment
      of distributions                                  23,926          18,092          48,365          70,332
                                                        ------          ------          ------          ------
   Net increase                                         23,926          18,092          48,365          70,332
                                                        ======          ======          ======          ======


                                                                  NVC                             NUC

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        2/28/97         8/31/96         2/28/97         8/31/96


   Common shares:
   Shares issued in acquisition of NCM (note 1)            --             --              --              --
   Shares issued to shareholders due to reinvestment
      of distributions                                  75,348          72,263          32,315          25,141
                                                        ------          ------          ------          ------
   Net increase                                         75,348          72,263          32,315          25,141
                                                        ======          ======          ======          ======


                          3. SECURITIES TRANSACTIONS
                          Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended February 28, 1997, were as follows:


                                                          NCA             NCP             NCO             NQC


   PURCHASES
   Investments in municipal securities                $12,593,615     $8,042,700      $3,030,960      $6,122,915
   Temporary municipal investments                     10,305,000      5,750,000       6,000,000       7,700,000
   SALES AND MATURITIES
   Investments in municipal securities                 12,151,830      6,721,685       2,658,147       5,274,340
   Temporary municipal investments                      9,570,000      5,750,000       5,900,000       7,525,000
                                                      ===========     ==========      ==========      ==========


                                                          NVC             NUC


   PURCHASES
   Investments in municipal securities                $19,242,185    $27,951,185
   Temporary municipal investments                     12,825,000      9,060,000
   SALES AND MATURITIES
   Investments in municipal securities                 21,416,143     24,538,962
   Temporary municipal investments                     10,700,000      8,360,000
                                                      ===========     ===========


                          At February 28, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On March 3, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income that were paid April 1, 1997, to shareholders of record on March 15, 1997, as follows:


                                                          NCA             NCP             NCO             NQC


   Dividend per share                                   $.0480          $.0860          $.0845          $.0825
                                                        ======          ======          ======          ======


                                                          NVC             NUC


   Dividend per share                                   $.0820          $.0815
                                                        ======          ======


                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 1997, were as follows:


                                                          NCA             NCP             NCO             NQC


   Gross unrealized:
      Appreciation                                    $15,469,861     $19,705,750     $15,452,121     $21,638,034
      Depreciation                                        (91,939)        (14,025)         (8,606)         (8,763)
                                                     ------------    ------------    ------------    ------------
   Net unrealized appreciation                        $15,377,922     $19,691,725     $15,443,515     $21,629,271
                                                      ===========     ===========     ===========     ===========


                                                          NVC             NUC


   Gross unrealized:
      Appreciation                                    $32,603,352     $36,614,632
      Depreciation                                        (65,820)        (14,261)
                                                     ------------    ------------
   Net unrealized appreciation                        $32,537,532     $36,600,371
                                                     ============     ===========


                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under NCA's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

                          Under NCP's, NCO's, NQC's, NVC's and NUC's investment management agreements with the Adviser, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   Average daily net asset value                            Management fee


   For the first $125 million                               .6500 of 1%
   For the next $125 million                                .6375 of 1
   For the next $250 million                                .6250 of 1
   For the next $500 million                                .6125 of 1
   For the next $1 billion                                  .6000 of 1
   For net assets over $2 billion                           .5875 of 1


                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At February 28, 1997, net assets consisted of:


                                                               NCA           NCP             NCO             NQC


Preferred shares, $25,000 stated value per share, at
   liquidation value                                   $         N/A   $  90,000,000   $  55,000,000    $  90,000,000
Common shares, $.01 par value per share                      251,890         125,204          79,131          131,563
Paid-in surplus                                          237,034,239     174,356,657     110,004,324      183,251,705
Balance of undistributed net investment income               107,745         852,660         332,743          642,680
Accumulated net realized gain (loss) from investment
   transactions                                              207,702          18,571         (34,198)          50,729
Net unrealized appreciation of investments                15,377,922      19,691,725      15,443,515       21,629,271
                                                       -------------   -------------    -------------   -------------
   Net assets                                          $ 252,979,498   $ 285,044,817   $ 180,825,515    $ 295,705,948
                                                       =============   =============    =============   =============

Authorized shares:
   Common                                                250 million     200 million      200 million     200 million
   Preferred                                                     N/A       1 million        1 million       1 million
                                                       =============   =============    =============   =============


                                                            NVC              NUC


Preferred shares, $25,000 stated value per share, at
   liquidation value                                   $ 150,000,000   $ 150,000,000
Common shares, $.01 par value per share                      224,698         213,876
Paid-in surplus                                          312,650,514     297,018,445
Balance of undistributed net investment income             1,052,628       1,517,526
Accumulated net realized gain (loss) from investment
   transactions                                              395,331        (187,367)
Net unrealized appreciation of investments                32,537,532      36,600,371
                                                       -------------   -------------
   Net assets                                          $ 496,860,703   $ 485,162,851
                                                       =============   =============

Authorized shares:
   Common                                                200 million     200 million
   Preferred                                               1 million       1 million
                                                       =============   =============


                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At February 28, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:


                                                          NCA             NCP             NCO             NQC


   Revenue Bonds:
      Health Care Facilities                                8%             17%            17%             12%
      Lease Rental Facilities                               9              12              7               9
      Housing Facilities                                   15               7              1               3
      Pollution Control Facilities                          4               5              6               9
      Water / Sewer Facilities                              8               5              7               2
      Transportation                                        6               8              6               5
      Electric Utilities                                    2               2             --               5
      Educational Facilities                               --               1              4               1
      Other                                                17               9             19               9
   General Obligation Bonds                                 3               4              1               6
   Escrowed Bonds                                          28              30             32              39
                                                         -----           -----          -----           -----
                                                          100%            100%           100%            100%
                                                         =====           =====          =====           =====


                                                          NVC             NUC


   Revenue Bonds:
      Health Care Facilities                               15%             11%
      Lease Rental Facilities                              14              16
      Housing Facilities                                   11              10
      Pollution Control Facilities                          8               4
      Water / Sewer Facilities                              4               5
      Transportation                                        4               3
      Electric Utilities                                    7               6
      Educational Facilities                                2               2
      Other                                                13              14
   General Obligation Bonds                                 3               5
   Escrowed Bonds                                          19              24
                                                         -----           -----
                                                          100%            100%
                                                         =====           =====


                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (60% for NCA, 56% for NCP, 60% for NCO, 56% for NQC, 39% for NVC and 41% for NUC). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            Dividends from tax-exempt
                                         Operating performance              net investment income

                                                          Net
                                                          realized &
                           Net asset      Net             unrealized
                           value          invest-         gain (loss)       To               To
                           beginning      ment            from invest-      Common           Preferred
                           of period      income          ments             shareholders     shareholders+
NCA


Six months ended
         2/28/97
Year ended 8/31,          $10.030       $ .297          $  .100           $ (.298)         $ N/A
         1996              10.200         .609            (.095)            (.621)           N/A
         1995              10.200         .637             .037             (.666)           N/A
         1994              10.740         .653            (.514)            (.669)           N/A
         1993              10.480         .667             .265             (.670)           N/A
1 mo. ended
         8/31/92           10.610         .056            (.130)            (.056)           N/A
Year ended 7/31,
         1992              10.250         .668             .379             (.664)           N/A
         1991              10.120         .667             .123             (.660)           N/A
         1990              10.190         .664            (.037)            (.666)           N/A
         1989               9.670         .664             .602             (.670)           N/A
10/7/87 to
         7/31/88           9.350          .482             .259             (.421)           N/A


NCP


Six months ended
         2/28/97           15.410          .638            .180              (.516)          (.108)
Year ended 8/31,
         1996              15.450         1.284           (.046)            (1.032)          (.246)
         1995              15.240         1.284            .272             (1.032)          (.290)
         1994              16.380         1.301          (1.131)            (1.064)          (.246)
         1993              15.580         1.330            .846             (1.150)          (.226)
10 mos. ended
         8/31/92           14.880         1.129            .635              (.867)          (.197)
Year ended
         10/31/91          13.820         1.372           1.044             (1.020)          (.336)
11/15/89 to
         10/31/90          14.050         1.095           (.091)             (.765)          (.269)


                           Distributions from capital gains
                                                                                             Per
                                                          Organization                       Common
                                                          and offering                       share
                                                          costs and                          market
                           To             To              Preferred share   Net asset        value
                           Common         Preferred       underwriting      value end        end of
                           shareholders   shareholders+   discounts         of period        period

NCA


Six months ended
         2/28/97
Year ended 8/31,          $(.089)       $ N/A          $ --                $10.040          $ 9.625
         1996              (.063)         N/A            --                 10.030           10.125
         1995              (.008)         N/A            --                 10.200            9.625
         1994              (.010)         N/A            --                 10.200           11.000
         1993              (.002)         N/A            --                 10.740           11.750
1 mo. ended
         8/31/92             --           N/A            --                 10.480           11.000
Year ended 7/31,
         1992              (.023)         N/A            --                 10.610           11.250
         1991                --           N/A            --                 10.250           10.625
         1990              (.031)         N/A            --                 10.120           10.375
         1989              (.076)         N/A            --                 10.190           10.375
10/7/87 to
         7/31/88          --              N/A            --                  9.670           10.000


NCP


Six months ended
         2/28/97           (.019)         (.005)         --                 15.580           16.375
Year ended 8/31,
         1996                --             --           --                 15.410           15.750
         1995              (.019)         (.005)         --                 15.450           14.750
         1994                --             --           --                 15.240           15.000
         1993                --             --           --                 16.380           17.500
10 mos. ended
         8/31/92             --             --           --                 15.580           15.875
Year ended
         10/31/91            --             --           --                 14.880           15.750
11/15/89 to
         10/31/90            --             --         (.200)               13.820           14.375


                                                                            Ratios/Supplemental data
                           Total
                           invest-                                                           Ratio of
                           ment                                                              net
                           return         Total           Net assets        Ratio of         investment
                           on             return on       end of            expenses         income            Portfolio
                           market         net asset       period (in        to average       to average        turnover
                           value++        value++         thousands)        net assets**     net assets**      rate

NCA


Six months ended
         2/28/97
Year ended 8/31,           (1.31)%        4.00%          $252,979           .74%*            5.94%*             5%
         1996              12.52          5.16            251,948           .77              6.00              23
         1995              (6.59)         6.92            193,426           .75              6.32               9
         1994               (.50)         1.32            192,237           .76              6.24               9
         1993              13.37          9.21            200,828           .82              6.31               4
1 mo. ended
         8/31/92           (1.74)         (.71)           194,430           .79*             6.25*             --
Year ended 7/31,
         1992              12.83          10.61           196,669           .83              6.46               6
         1991               9.22           8.13           188,370           .88              6.62               5
         1990               7.10           6.45           184,888           .91              6.62               2
         1989              11.82          13.70           185,016           .94              6.75              27
10/7/87 to
         7/31/88            4.28           8.01           174,645           .94*             6.29*             32


NCP


Six months ended
         2/28/97            7.44           4.62            285,045           .81*             5.65*             2
Year ended 8/31,
         1996              14.04           6.53            282,104           .80              5.62             14
         1995               5.75           8.75            281,766           .83              5.77             24
         1994              (8.34)          (.48)           279,175           .83              5.63             19
         1993              18.34          13.03            291,618           .81              5.73             10
10 mos. ended
         8/31/92            6.55          10.86            279,810           .79*             5.99*             6
Year ended
         10/31/91          17.20          15.58            269,890           .78              6.28              6
11/15/89 to
         10/31/90           1.00           3.92            255,862           .79*             6.18*            26

See notes on page 78.


                                                                         Dividends from tax-exempt
                                      Operating performance              net investment income

                                                        Net
                                                        realized &
                        Net asset     Net               unrealized
                        value         invest-           gain (loss)      To               To
                        beginning     ment              from invest-     Common           Preferred
                        of period     income            ments            shareholders     shareholders+

NCO


Six months ended
         2/28/97       $15.570       $ .624           $  .324           $ (.507)         $(.111)
Year ended 8/31,
         1996           15.640        1.249             (.032)           (1.022)          (.232)
         1995           15.320        1.265              .364            (1.047)          (.262)
         1994           16.590        1.267            (1.264)           (1.067)          (.206)
         1993           15.580        1.309             1.055            (1.163)          (.191)
10 mos. ended
         8/31/92        14.950        1.109              .575             (.865)          (.189)
Year ended
         10/31/91       13.760        1.350             1.188            (1.020)          (.328)
5/17/90 to
         10/31/90       14.050         .442             (.132)            (.255)          (.109)


NQC


Six months ended
         2/28/97        15.370        .613              .260             (.495)          (.108)
Year ended 8/31,
         1996           15.370        1.236             .001            (1.017)          (.220)
         1995           15.200        1.250             .211            (1.036)          (.255)
         1994           16.440        1.257           (1.189)           (1.119)          (.167)
         1993           15.470        1.296             .990            (1.151)          (.165)
10 mos. ended
         8/31/92        14.700        1.097             .721             (.852)          (.196)
11/20/90 to
         10/31/91       14.050        1.022             .766             (.756)          (.188)


                        Distributions from capital gains
                                                                                          Per
                                                        Organization                      Common
                                                        and offering                      share
                                                        costs and                         market
                        To            To                Preferred share  Net asset        value
                        Common        Preferred         underwriting     value end        end of
                        shareholders  shareholders+     discounts        of period        period

NCO


Six months ended
         2/28/97        $ --          $ --              $ --             $15.900          $16.375
Year ended 8/31,
         1996           (.026)+++     (.007)+++           --              15.570           15.875
         1995             --            --                --              15.640           15.000
         1994             --            --                --              15.320           15.375
         1993             --            --                --              16.590           17.875
10 mos. ended
         8/31/92          --            --                --              15.580           16.125
Year ended
         10/31/91         --            --                --              14.950           15.625
5/17/90 to
         10/31/90         --            --              (.236)            13.760           14.500


NQC


Six months ended
         2/28/97         --            --                --                15.640           16.250
Year ended 8/31,
         1996            --            --                --                15.370           15.625
         1995            --            --                --                15.370           15.000
         1994           (.019)        (.003)             --                15.200           15.500
         1993            --            --                --                16.440           17.000
10 mos. ended
         8/31/92         --            --                --                15.470           16.000
11/20/90 to
         10/31/91        --            --               (.194)             14.700           15.625


                                                                         Ratios/Supplemental data

                        Total
                        invest-                                                           Ratio of
                        ment                                                              net
                        return        Total             Net assets       Ratio of         investment
                        on            return on         end of           expenses         income           Portfolio
                        market        net asset         period (in       to average       to average       turnover
                        value++       value++           thousands)       net assets**     net assets**     rate

NCO


Six months ended
         2/28/97         6.41%         5.41%            $180,826          .82%*            5.52%*           1%
Year ended 8/31,
         1996           13.10          6.31              177,862          .82              5.47             8
         1995            4.72          9.43              178,072          .83              5.73            36
         1994           (8.20)        (1.27)             175,325          .87              5.51            24
         1993           19.00         14.54              184,305          .82              5.69             8
10 mos. ended
         8/31/92         9.10         10.32              175,292          .79*             5.95*            2
Year ended
         10/31/91       15.27         16.62              169,554          .80              6.25            --
5/17/90 to
         10/31/90       (1.65)         (.23)             159,754          .83*             5.63*           14


NQC


Six months ended
         2/28/97         7.27          5.02              295,706          .80*             5.51*             2
Year ended 8/31,
         1996           11.08          6.72              291,423          .81              5.51             10
         1995            3.77          8.38              290,426          .81              5.72             14
         1994           (2.10)         (.64)             287,504          .82              5.53             18
         1993           14.00         14.29              301,948          .78              5.69             13
10 mos. ended
         8/31/92         8.13         11.40              287,619          .76*             5.96*            --
11/20/90 to
         10/31/91        9.49         10.33              276,571          .78*             5.85*            18

See notes on page 78.

                                                                      Dividends from tax-exempt
                                      Operating performance           net investment income

                                                      Net
                                                      realized &
                        Net asset     Net             unrealized
                        value         invest-         gain (loss)     To                To
                        beginning     ment            from invest-    Common            Preferred
                        of period     income          ments           shareholders      shareholders+

NVC


Six months ended
         2/28/97        $15.190       $ .597        $  .309         $ (.492)          $(.096)
Year ended 8/31,
         1996            15.230        1.189           .092           (.984)           (.212)
         1995            14.960        1.210           .338           (.992)           (.245)
         1994            16.440        1.215         (1.430)         (1.049)           (.184)
         1993            14.930        1.238          1.567          (1.064)           (.187)
10 mos. ended
         8/31/92         14.410        1.035           .487           (.815)           (.187)
5/22/91 to
         10/31/91        14.050         .341           .452           (.243)           (.029)


NUC


Six months ended
         2/28/97        15.240         .602            .423           (.486)           (.109)
Year ended 8/31,
         1996           15.050        1.201            .203           (.960)           (.231)
         1995           14.680        1.209            .389           (.960)           (.268)
         1994           15.920        1.195          (1.194)          (.999)           (.213)
         1993           14.500        1.200           1.429          (1.000)           (.180)
11/20/91 to
         8/31/92        14.050         .655            .548           (.525)           (.061)


                        Distributions from capital gains
                                                                                        Per
                                                      Organization                      Common
                                                      and offering                      share
                                                      costs and                         market
                        To            To              Preferred share Net asset         value
                        Common        Preferred       underwriting    value end         end of
                        shareholders  shareholders+   discounts       of period         period

NVC


Six months ended
         2/28/97        $(.056)       $(.012)         $ --            $15.440           $15.625
Year ended 8/31,
         1996            (.099)        (.026)           --             15.190            15.500
         1995            (.035)        (.006)           --             15.230            14.375
         1994            (.028)        (.004)           --             14.960            14.438
         1993            (.035)        (.009)           --             16.440            16.750
10 mos. ended
         8/31/92           --            --             --             14.930            15.125
5/22/91 to
         10/31/91          --            --           (.161)           14.410            15.000


NUC


Six months ended
         2/28/97         --            --            --               15.670            15.750
Year ended 8/31,
         1996           (.018)        (.005)         --               15.240            15.000
         1995            --            --            --               15.050            14.250
         1994           (.024)        (.005)         --               14.680            14.000
         1993           (.025)        (.004)         --               15.920            16.000
11/20/91 to
         8/31/92         --            --          (.167)             14.500            14.500


                                                                      Ratios/Supplemental data
                        Total
                        invest-                                                         Ratio of
                        ment                                                            net
                        return        Total           Net assets      Ratio of          investment
                        on            return on       end of          expenses          income          Portfolio
                        market        net asset       period (in      to average        to average      turnover
                        value++       value++         thousands)      net assets**      net assets**    rate

NVC


Six months ended
         2/28/97         4.38%         5.29%          $496,861         .78%*             5.45%*           4%
Year ended 8/31,
         1996           15.73          6.95            490,214         .79               5.38            13
         1995            7.14          9.22            489,967         .80               5.66            12
         1994           (7.60)        (2.52)           483,986         .81               5.43            15
         1993           18.89         18.24            515,938         .84               5.57             9
10 mos. ended
         8/31/92         6.53          9.54            480,490         .79*              5.78*           14
5/22/91 to
         10/31/91        1.62          4.31            467,392         .75*              5.13*            3


NUC


Six months ended
         2/28/97         8.29          6.06           485,163         .79*              5.37*            5
Year ended 8/31,
         1996           12.32          7.89           475,498         .79               5.37             6
         1995            9.24          9.57           471,064         .80               5.63            29
         1994           (6.27)        (1.41)          463,200         .80               5.35            12
         1993           18.22         17.56           489,215         .82               5.44            13
11/20/91 to
         8/31/92          .29          7.06           457,950         .76*              5.05*           16

N/A - Fund is not authorized to issue Preferred shares.
* Annualized.
** Ratios do not reflect the effect of dividend payments to preferred shareholders.
+ The amounts shown are based on Common share equivalents.
++ Total  Investment  Return on Market Value is the  combination  of  reinvested dividend income, reinvested capital gains distributions,  if any, and changes in stock price per share.  Total  Return on Net Asset Value is the  combination  of reinvested dividend income, reinvested capital gains distributions,  if any, and changes  in  net  asset  value  per  share.
+++  The  amounts   shown  include distributions  in excess of capital gains
of $.011 for Common  shareholders  and $.003 for Preferred  shareholders of
NCO and $.007 for Common  shareholders  and $.002 for Preferred shareholders of NUC.

Photographic image of John Nuveen Sr., founder of Nuveen.

Serving Investors for Generations

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for matured investors whose portfolios are the principal source of their on going financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.

  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.


John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286


FSA-1-2.97